    As filed with the Securities and Exchange Commission on February 22, 2002

                                                      Registration No. 333-54112
                                                                        811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                       ==================================
                             Washington, D.C. 20549

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.___                        [_]
                    Post-Effective Amendment No. 1                           [X]
                                                ---

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                                Amendment No. 28
                                              --

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                       ----------------------------------
                           (Exact Name of Registrant)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                     --------------------------------------
                               (Name of Depositor)

                  Mutual of Omaha Plaza, Omaha, Nebraska, 68175
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (402) 351-5225

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com
                                ---------------------------

                  Approximate date of proposed public offering:
     As soon as practical after effectiveness of the Registration Statement.

 It is proposed that this filing will become effective (check appropriate box):

 [_]  immediately upon filing pursuant to paragraph (b) of Rule 485.
 [_]  on May 1, 2002 pursuant to paragraph (b) of Rule 485.
 [_]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.
 [X]  on May 1, 2002 pursuant to paragraph (a)(i) of Rule 485.

 If appropriate, check the following box:
 [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS REFERENCE SHEET
                            Pursuant to Rule 495 (a)

                   Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
          of Registration Statement of Information Required by Form N-4
          -------------------------------------------------------------

                                     PART A
                                     ------

Item of Form N-4                                                 Prospectus Caption
----------------                                                 ------------------
1.  Cover Page..............................................     Cover Page

2.  Definitions.............................................     Definitions

3.  Synopsis................................................     Introduction and Summary

4.  Condensed Financial Information.........................     Financial Statements

5.  General
    (a)  Depositor..........................................     About Us
    (b)  Registrant.........................................     Investment Options
    (c)  Portfolio Company..................................     Investment Options
    (d)  Fund Prospectus....................................     Investment Options
    (e)  Voting Rights......................................     Voting Rights

6.  Deductions and Expenses
    (a)  General............................................     Expenses
    (b)  Sales Load %.......................................     Expenses; Withdrawal Charge
    (c)  Special Purchase Plan..............................     N/A
    (d)  Commissions........................................     Distributor of the Policies, Sales to Employees
    (e)  Expenses - Registrant..............................     N/A
    (f)  Fund Expenses......................................     Other Expenses
    (g)  Organizational Expenses............................     N/A

7.  General Description of Variable Annuity Contracts
    (a)  Persons with Rights................................     Important Policy Provisions; Policy Distributions;
                                                                 Voting Rights
    (b)  (i)   Allocation of Premium
               Payments.....................................     Introduction and Summary;  How the Policy Operates;
                                                                 Dollar Cost Averaging; Systematic Transfer Enrollment
                                                                 Program; Asset Allocation Program; Rebalancing
         (ii)  Transfers....................................     Transfers
         (iii) Exchanges....................................     N/A
    (c)  Changes............................................     Variable Investment Options; Policy Distributions
    (d)  Inquiries..........................................     Miscellaneous: Do You Have Questions?

8.  Annuity Period..........................................     Policy Distributions

9.  Death Benefit...........................................     Death Benefits

10. Purchases and Contract Value

    (a)  Purchases..........................................     Policy Application and Issuance
    (b)  Valuation..........................................     Accumulation Value
    (c)  Daily Calculation..................................     Accumulation Value
    (d)  Underwriter........................................     Distributor of the Policies

11. Redemptions
    (a) By Owners....................................   Policy Distributions
        By Annuitant.................................   N/A
    (b) Check Delay..................................   Policy Application and Issuance
    (c) Lapse........................................   N/A
    (d) Free Look....................................   Introduction and Summary

12. Taxes............................................   Federal Tax Matters

13. Legal Proceedings................................   Legal Proceedings

14. Table of Contents for the
    Statement of
    Additional Information...........................   Statement of Additional Information

                                     PART B
                                     ------

Item of Form N-4                                        Statement of Additional Information Caption
----------------                                        -------------------------------------------
15. Cover Page.......................................   Cover Page

16. Table of Contents................................   Table of Contents

17. General Information
    and History......................................   (Prospectus) About Us

18. Services
    (a)  Fees and Expenses
         of Registrant...............................   N/A
    (b)  Management Policies.........................   N/A
    (c)  Custodian...................................   Custody of Assets
         Independent
         Auditors  ..................................   Financial Statements
    (d)  Assets of Registrant........................   Custody of Assets
    (e)  Affiliated Person...........................   N/A
    (f)  Principal Underwriter.......................   Distribution of the Policies

19. Purchase of Securities
    Being Offered....................................   Distribution of the Policies
    Offering Sales Load..............................   N/A

20. Underwriters.....................................   Distribution  of the Policies; (Prospectus) Distributor of the
                                                        Policies
21. Calculation of Performance.......................   Historical Performance Data
22. Annuity Payments.................................   (Prospectus) Annuity Payments
23. Financial Statements.............................   Financial Statements

                           PART C -- OTHER INFORMATION
                           ---------------------------

Item of Form N-4                                            Part C Caption
----------------                                            --------------
24. Financial Statements
    and Exhibits.........................................   Financial Statements and Exhibits
    (a)  Financial Statements............................   Financial Statements
    (b)  Exhibits........................................   Exhibits

25. Directors and Officers of the Depositor..............   Directors and Officers of the Depositor

26. Persons Controlled By or Under Common Control           Persons Controlled By or Under Common
    with the Depositor or Registrant ....................   Control with the Depositor or Registrant

27. Number of Contractowners.............................   Number of Policy Owners

28. Indemnification......................................   Indemnification

29. Principal Underwriters...............................   Principal Underwriters

30. Location of Accounts and Records.....................   Location of Accounts and Records

31. Management Services..................................   Management Services

32. Undertakings.........................................   Undertakings

    Signature Page.......................................   Signatures

--------------------------------------------------------------------------------
                                                         PROSPECTUS: May 1, 2002
[LOGO]
                                                                   ULTRA-REWARDS
United of Omaha                                                 Flexible Payment
A Mutual of Omaha Company                       Variable Deferred Annuity Policy

--------------------------------------------------------------------------------

     This Prospectus describes ULTRA-REWARDS, a variable annuity policy offered by United of Omaha Life Insurance Company. To purchase a Policy, you must invest at least $10,000. Further investment is optional.

   The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.

     The Policy includes 31 variable options (where you have the investment risk) with investment portfolios from:

..    The Alger American Fund
..    Deutsche Asset Management VIT Funds
..    Federated Insurance Series
..    Fidelity Variable Insurance Products Fund and Variable Insurance Products
     Fund II
..    MFS Variable Insurance Trust
..    Pioneer Variable Contracts Trust
..    Scudder Variable Series I
..    T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and
     International Series, Inc.
..    Van Kampen Universal Institutional Funds, Inc.
     and four fixed rate options (where we have the investment risk).

     The variable options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account C. The value of your Policy will go up or down based on the investment performance of the variable options that you choose.

   Please Read This Prospectus Carefully. It provides information you should
   -------------------------------------
   consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

     A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public
-------------------
Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

     An enhanced credit rider is available under the Policy (not available in all states). If you elect this rider, we will add an additional amount to your Policy value, an enhanced credit, for every purchase payment that you make in the first seven Policy Years. You will incur additional charges if you elect this rider. In addition, you may elect to receive a Renewal Credit on any Policy anniversary after the end of the eighth Policy Year and at the end of each five-year Renewal Credit period thereafter through age 85. There is no direct charge for this Renewal Credit, however, you may be subject to withdrawal charges during the Renewal Credit period if you take withdrawals from the Policy, and the overall expense of this Policy may be higher than the expenses for a similar policy that does not pay such a credit. Over time, the value of these credits may be more than offset by higher charges.

The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy.
           Any representation to the contrary is a criminal offense.

             Remember that the Policy and the investment portfolios:

               .    are subject to risk, including possible loss of principal
                    ---
               .    are not bank deposits
                        ---
               .    are not government insured
                        ---
               .    are not endorsed by any bank or government agency
                        ---
               .    may not achieve their goals
                        ---
--------------------------------------------------------------------------------
         UNITED OF OMAHA Variable Product Services P. O. Box 8430 Omaha,
                       Nebraska 68103-0430 1-800-238-9354
--------------------------------------------------------------------------------

-----------------------------------------------------------
CONTENTS

                                                                             Page(s)
                                                                            --------
                 DEFINITIONS                                                  3
                 ---------------------------------------------------------------
                 INTRODUCTION AND SUMMARY
                      Comparison to Other Policies and Investments           4-5
                      How the Policy Operates                                5-6
                      Summary of Charges and Expenses                        7-8
                      Examples of Expenses                                   9-10
                 -------------------------------------------------------------------
                 FINANCIAL STATEMENTS                                       11-12
                 -------------------------------------------------------------------
                 ABOUT US                                                     13
                 -------------------------------------------------------------------
                 INVESTMENT OPTIONS
                      Variable Investment Options                           14-17
                      Fixed Rate Options                                    18-19
                      Transfers                                              19
                      Dollar Cost Averaging                                  20
                      Systematic Transfer Enrollment Program                20-21
                      Asset Allocation Program                               21
                      Rebalancing Program                                    22
                 -------------------------------------------------------------------
                 IMPORTANT POLICY PROVISIONS
                      Policy Application and Issuance                       23-27
                      Accumulation Value                                    27-28
                      Telephone Transactions                                 28
                      Death of Annuitant                                     28
                      Delay of Payments                                      28
                      Minor Owner or Beneficiary                             29
                      Policy Termination                                     29
                 -------------------------------------------------------------------
                 EXPENSES
                      Withdrawal Charge                                     30-31
                      Mortality and Expense Risk Charge                      32
                      Administrative Charges                                 32
                      Enhanced Death Benefit Charge                          32
                      Enhanced Earnings Death Benefit Charge                 33
                      Enhanced Credit Charge                                 33
                      Transfer Fee                                           33
                      Premium Tax Charge                                     33
                      Other Taxes                                            33
                      Other Expenses; Investment Advisory Fees               33
                 -------------------------------------------------------------------
                 POLICY DISTRIBUTIONS
                      Withdrawals                                            34
                      Annuity Payments                                      35-36
                      Death Benefits                                        36-39
                 -------------------------------------------------------------------
                 FEDERAL TAX MATTERS
                      Taxation of Nonqualified Policies                     40-41
                      Taxation of Qualified Policies                        41-42
                      Possible Tax Law Changes                               42
                 -------------------------------------------------------------------
                 MISCELLANEOUS
                      Distributor of the Policies                            43
                      Sales to Employees                                     43
                      Voting Rights                                          43
                      Distribution of Materials                              43
                      Legal Proceedings                                      43
                      Do You Have Questions?                                 43
                 -------------------------------------------------------------------
                 STATEMENT OF ADDITIONAL INFORMATION
                          Table of Contents                                  44

-------------------------------------
DEFINITIONS

Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options).

Annuitant is the person on whose life annuity payments involving life contingencies are based.

Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase), which cannot be later than the Policy anniversary following the Annuitant's 95/th/ birthday.

Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any applicable withdrawal charge, Interest Adjustment, Policy fee and any premium tax charge not previously deducted and less any enhanced credits that are recaptured.

8-Year Fixed Account is a Fixed Account in which the interest rate is guaranteed for an eight-year period. This account is only available in the Policy application. The 8-Year Fixed Account may not be available in all states.

5-Year Fixed Account is a Fixed Account in which the interest rate is guaranteed for a five-year period. These accounts are only available at the beginning of a Renewal Credit Period. The 5-Year Fixed Account may not be available in all states.

Fixed Account is an investment option under the Policy that pays a fixed rate of interest and consists of our general account assets. The fixed rate account options may not be available in all states.

Interest Adjustment is a factor applied to certain transfers, cash surrenders or partial withdrawals from the 5-Year Fixed Account or the 8-Year Fixed Account prior to their maturity to adjust the interest earned on such accounts. (The Interest Adjustment may not be applicable in all states.)

1-Year Fixed Account is a Fixed Account in which the interest is guaranteed for a one-year period. Amounts may be transferred into this account at any time. The 1-Year Fixed Account may not be available in all states.

Owner is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultra-Rewards, a variable annuity policy offered by us through this Prospectus.

Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Renewal Credit is an optional credit equal to 2.5% of Accumulation Value which you may elect to receive on any Policy anniversary after the eighth Policy Year and at the end of each Renewal Credit Period thereafter through age 85.

Renewal Credit Period is a five-year term which begins on the day you elect a Renewal Credit.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, United of Omaha is United of Omaha Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is United of Omaha Separate Account C, a separate account maintained by us.

Written Notice is written notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

                       ___________________________________

     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

------------------------
INTRODUCTION AND SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.

     The ULTRA-REWARDS Policy described in this Prospectus is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 31 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.

     During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge or an Interest Adjustment, they may be taxable, and a penalty tax may apply.

     The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. Some or all of each payment will be taxable.

     You may have the right to add an enhanced credit rider to the Policy for an additional charge. If you elect this rider, we will add an enhanced credit to each purchase payment that you contribute to the Policy during the first seven Policy Years. In addition, even if you do not elect the enhanced credit rider, you have the right to elect a Renewal Credit of 2.5% of the Accumulation Value of the Policy on any Policy Anniversary after the end of the eighth Policy year and at the end of every five-year Renewal Credit Period thereafter through age 85.

     You may also have the right to add an enhanced death benefit rider or an enhanced earnings death benefit rider to the Policy (but not both) for an additional charge. If you elect either of these riders, you may be entitled to receive a death benefit in excess of your Accumulation Value.

COMPARISON TO OTHER POLICIES AND INVESTMENTS

     Compared to fixed annuities.  Like fixed-interest annuities, the Policy:

..    offers the ability to accumulate capital on a tax-deferred basis;
..    offers the ability to have a guaranteed minimum return on your investment if you choose a fixed rate option;
..    allows you to make withdrawals from your Policy; and
..    can provide annuity payments.

     The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

     Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

..    The Policy provides a death benefit that could be higher than the value of the Policy.
..    Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
..    Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
..    You can make transfers from one underlying investment portfolio to another without tax liability.
..    Dividends and capital gains distributed by the investment portfolios are automatically reinvested.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as family protection through death benefits, guaranteed fees, and asset allocation models.

     . Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first, followed by the return of your purchase payments.
     . Withdrawals of more than 10% of the Accumulation Value of the Policy can result in a withdrawal charge and an Interest Adjustment.
     . Most states grant you a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy).
     . We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

..    HOW THE POLICY OPERATES

     The following chart summarizes how the Policy operates. For more information, refer to specific sections of this Prospectus.

                     -----------------------------------------------------------

                                PURCHASE PAYMENTS

                     . Minimum initial purchase payment is $10,000.
                     . Minimum additional purchase payment is $500.
                     . Enhanced credit will be added if enhanced credit rider is elected and Renewal Credit will be added if elected.
                     . No additional purchase payments will be accepted after
                       Annuity Starting Date.

                     -----------------------------------------------------------

              ------------------------------------------------------------------

                       DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS

               In some states we are required to pay premium taxes, which may be up to 3.5% of the purchase payment you make. The amount of premium tax we are required to pay in your state may instead be deducted from your purchase payment upon surrender, upon the death of an Owner, or at the Annuity Starting Date. The timing of the deduction will vary in accordance with state law.
              ------------------------------------------------------------------


         -----------------------------------------------------------------------

                         INVESTMENT OF PURCHASE PAYMENTS

          You direct the allocation of all net purchase payments among the 31 Subaccounts of the Variable Account and the Fixed Accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.

         -----------------------------------------------------------------------

 -------------------------------------------------------------------------------

                             DEDUCTIONS FROM ASSETS

..    Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
     -    1.25% for our mortality and expense risk;
     - 0.15% for our administrative expenses if your Policy has an Accumulation Value of less than $100,000, no charge for our administrative expense if your Policy has an Accumulation Value of $100,000 or more;
     - 0.30% if you elect the optional enhanced death benefit (may not be available in all states).
..    Daily charges deducted from the net assets in the Variable Account and the
     Fixed Accounts equal an annual rate of:
..         0.50% for the first eight Policy Years if you elect the optional enhanced credit rider (may not be available in all states).
..         0.30% if you elect the optional enhanced earnings death benefit (may not be available in all states).
..    Annual Policy fee of $40 per year assessed on each Policy anniversary if your Policy has an Accumulation Value of $50,000 or less, no annual Policy fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy anniversary.
..    $20 fee for transfers among the Subaccounts and the Fixed Accounts (first
     12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.
..    Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               ACCUMULATION VALUE

     . Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the Fixed Accounts, charges deducted and other Policy transactions (such as partial withdrawals).
     . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.
     .    Accumulation Value can be transferred among the Subaccounts.
     . Dollar cost averaging, asset allocation and rebalancing programs are available.
     . Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.
--------------------------------------------------------------------------------

                       ACCUMULATION VALUE BENEFITS

..    You can withdraw all or part of the Cash Surrender Value. Each Policy Year, up to 10% of the Accumulation Value as of the date of the first withdrawal that Policy Year may be withdrawn without a withdrawal charge or Interest Adjustment. Thereafter, the withdrawal charge is calculated separately for each withdrawal based on the number of years the Policy has been in effect; the charge is 8% if the withdrawal is made in the first three Policy Years, 7% if the withdrawal is made in the fourth or fifth Policy Year, 6% if the withdrawal is made in the sixth or seventh Policy Year, and 5% if the withdrawal is made in the eighth Policy Year, except that no withdrawal charge applies to withdrawals made after the first Policy anniversary following the Annuitant's 90th birthday. In addition, a withdrawal charge of 5% will be assessed on withdrawals made during a Renewal Credit Period, to the extent that the withdrawals exceed 10% of Accumulation Value. An Interest Adjustment, taxes and tax penalties may also apply to withdrawals.

..    Several payout options are available.


                                 DEATH BENEFITS

..    Available as a lump sum or under a variety of payment options.

..    An enhanced death benefit or an enhanced earnings death benefit also may be available (for an extra charge).*
__________

* Enhanced death benefit or enhanced earnings death benefit may not be available in all states.
--------------------------------------------------------------------------------

SUMMARY OF CHARGES AND EXPENSES

     The following table lists various costs and expenses that you will pay (directly or indirectly) if you invest in a Policy. In addition to these expenses, in some states you will pay a premium tax charge.

      ---------------------------------------------------------------------------------------------
      Policy Owner Transaction Expenses
      ---------------------------------------------------------------------------------------------
      .    Maximum Withdrawal Charge/1/                                               8%
           (as a percentage of the amount withdrawn)
      ---------------------------------------------------------------------------------------------
      .    Transfer Fee                   -  First 12 Transfers Per Year              $ 0
                                          ---------------------------------------------------------
                                          -  Over 12 Transfers in one Policy Year     $20 each
      ---------------------------------------------------------------------------------------------
      Variable Account Annual Expenses
           (deducted daily to equal this annual % of Accumulation Value in the Subaccounts)
      ---------------------------------------------------------------------------------------------
      .    Mortality and Expense Risk Charge                                          1.25%
      ---------------------------------------------------------------------------------------------
      .    Administrative Expense Charge, less than $100,000 Accumulation
           Value (determined on a quarterly basis)                                    0.15%

      .    Administrative Expense Charge, $100,000 or more of Accumulation            0.00%
           Value (determined on a quarterly basis)
      ---------------------------------------------------------------------------------------------
                         Total Variable Account Annual Expenses                       1.25% -
                                                                                      1.40%
      ---------------------------------------------------------------------------------------------
      Other Annual Expenses
      ---------------------------------------------------------------------------------------------
      .    Annual Policy Fee, less than $50,000 Accumulation Value (determined
           annually on Policy anniversary date)                                       $40 per year
      .    Annual Policy Fee, $50,000 or more of Accumulation Value
           (determined annually on Policy anniversary date)                           $ 0 per year
      ---------------------------------------------------------------------------------------------
      .    Enhanced Death Benefit Charge (Optional), deducted daily to equal
           this annual percentage of Accumulation Value of the Subaccounts.           0.30%
      .    Enhanced Earnings Death Benefit Charge (Optional), deducted daily to equal this annual percentage of Accumulation Value of the
           Subaccounts and the Fixed Accounts.                                        0.30%
      .    Enhanced Credit Rider (Optional), deducted daily for the first eight Policy Years to equal this annual percentage of Accumulation
           Value of the Subaccounts and the Fixed Accounts.                           0.50%
      ---------------------------------------------------------------------------------------------
      Series Fund Annual Expenses
      ---------------------------------------------------------------------------------------------
           The following table shows the management fees and other expenses for each investment portfolio for 2001. Expenses could be higher or lower in the future. These expenses may reflect fee waivers and/or expense reimbursements. Fee waivers and expense reimbursements can be terminated at any time.
      ---------------------------------------------------------------------------------------------


_________________
/1/ Each Policy Year up to 10% of the Accumulatiom Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge or Interest Adjustment. Accordingly, the effective maximum withdrawal charge is 7.2%

=================================================================================================================================
Series Fund Annual Expenses2                                 Management       12b-1 Fees      Other Expenses     Total Portfolio
----------------------------
                                                                                                                 Annual Expenses
        (as a percentage of average net assets)                 Fees        (Distribution                       (after fee waiver
                                                             (after fee     Administration    (after expense       and expense
                       Portfolio:                            waiver)(a)        Expense)      reimbursement)(a)  reimbursement)(a)
                       ----------
=================================================================================================================================
Alger American Growth
Alger American Small Capitalization
Deutsche VIT EAFE(R)Equity Index Fund              (a)
Deutsche VIT Small Cap Index Fund                  (a)
Federated Fund for U.S. Government Securities II   (a)
Federated Prime Money Fund II                      (a)
Fidelity VIP II Asset Manager: Growth
Fidelity VIP II Contrafund
Fidelity VIP Equity Income
Fidelity VIP II Index 500                          (a)
MFS Capital Opportunities Series                   (a)
MFS Emerging Growth Series                         (a)
MFS High Income Series                             (a)
MFS Research Series                                (a)
MFS Strategic Income Series                        (a)
Pioneer Equity-Income VCT
Pioneer Fund VCT
Pioneer Growth Shares VCT
Pioneer Mid-Cap Value VCT
Pioneer Real Estate Growth VCT
Scudder Global Discovery                           (a)
Scudder Growth and Income
Scudder International
T. Rowe Price Equity Income                        (b)
T. Rowe Price International  Stock                 (b)
T. Rowe Price Limited-Term Bond                    (b)
T. Rowe Price New America Growth                   (b)
T. Rowe Price Personal Strategy Balanced           (b)
Van Kampen UIF Emerging Markets Equity             (a)
Van Kampen UIF Fixed Income                        (a)
Van Kampen UIF Technology                          (a)
---------------------------------------------------------------------------------------------------------------------------------

(a) Without fee waiver or expense reimbursement limits, the following funds would have had the charges set forth below:
(b) T. Rowe Price Funds do not itemize management fees and other expenses.

                                                               Management                                         Total Portfolio
    Portfolio                                                    Fees         12b-1 Fees       Other Expenses     Annual Expenses
---------------------------------------------------------------------------------------------------------------------------------
    Deutsche VIT EAFE(R) Equity Index Fund
    Deutsche VIT Small Cap Index Fund
    Federated Fund for U.S. Government Securities II
    Federated Prime Money Fund II
    Fidelity VIP II Index 500
    MFS Capital Opportunities Series
    MFS Emerging Growth Series
    MFS High Income Series
    MFS Research Series
    MFS Strategic Income Series
    Scudder Global Discovery
    Van Kampen UIF Emerging Markets Equity
    Van Kampen UIF Fixed Income
    Van Kampen UIF Technology
=================================================================================================================================

_________________________
/2/ The fee and expense data regarding each Series
Fund, which are fees and expenses for 2001, was provided to United of Omaha by the respective Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

     EXAMPLES OF EXPENSES

     The following tables contain examples of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. In addition, the examples do not reflect any premium tax charges, which apply in some states. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. There are two sets of examples. The first example shows expenses without the optional enhanced death benefit, without the optional enhanced earnings death benefit charge, without the optional enhanced credit benefit and assumes that the Renewal Credit is not elected and that the Policy Accumulation Value is less than $50,000. The second example shows expenses with the optional enhanced credit benefit, assumes that the Renewal Credit is elected, that the Policy Accumulation Value is less than $50,000 and assumes that you elect the optional enhanced earnings death benefit. Although the second example illustrates the expenses associated with the enhanced credit benefit, the benefit itself is not added to the assumed $1,000 investment. These examples assume that the fee waiver and expense reimbursement limits set forth in the table above will be the same for each of the time periods shown.

     ========================================================================================================================

     Examples/3/                                             1.  Surrender Policy at end      2. Policy is not surrendered
     ===========                                             of the time period               and is not annuitized
     An Owner would pay the following expenses on a
     $1,000 investment, assuming a 5% annual return
     on assets (excluding the enhanced death benefit,
     enhanced earnings death benefit and enhanced
     credit riders) if:
     ---------------------------------------------------------------------------------------------------------------------

     Portfolio                                                  1Yr   3Yr    5Yr    10Yr       1Yr    3Yr    5Yr    10Yr
     ---------------------------------------------------------------------------------------------------------------------
     Alger American Growth
     Alger American Small Capitalization
     ---------------------------------------------------------------------------------------------------------------------
     Deutsche VIT EAFE(R) Equity Index Fund
     Deutsche VIT Small Cap Index Fund
     ---------------------------------------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II
     Federated Prime Money Fund II
     ---------------------------------------------------------------------------------------------------------------------
     Fidelity VIP II Asset Manager: Growth
     Fidelity VIP II Contrafund
     Fidelity VIP Equity Income
     Fidelity VIP II Index 500
     ---------------------------------------------------------------------------------------------------------------------
     MFS Capital Opportunities Series
     MFS Emerging Growth Series
     MFS High Income Series
     MFS Research Series
     MFS Strategic Income Series
     ---------------------------------------------------------------------------------------------------------------------
     Pioneer Equity Income VCT
     Pioneer Fund VCT
     Pioneer Growth Shares VCT
     Pioneer Mid-Cap Value VCT
     Pioneer Real Estate Growth VCT
     ---------------------------------------------------------------------------------------------------------------------
     Scudder Global Discovery
     Scudder Growth and Income
     Scudder International
     ---------------------------------------------------------------------------------------------------------------------
     T. Rowe Price Equity Income
     T. Rowe Price International Stock
     T. Rowe Price Limited-Term Bond
     T. Rowe Price New America Growth
     T. Rowe Price Personal Strategy Balanced
     ---------------------------------------------------------------------------------------------------------------------
     Van Kampen UIF Emerging Markets Equity
     Van Kampen UIF Fixed Income
     Van Kampen UIF Technology
     =====================================================================================================================

_______________________
/3/ The $40 annual Policy Fee is reflected as a daily 0.10% charge in these examples, based on an anticipated average Accumulation Value of $40,000.

     ======================================================================================================================

     Examples/4/                                             1.  Surrender Policy at end     2. Policy is not surrendered
     ===========                                             of the time period              and is not annuitized
     An Owner would pay the following expenses on a
     $1,000 investment, assuming a 5% annual return
     on assets (including the enhanced death benefit,
     enhanced earnings death benefit and enhanced
     credit riders) if:
     ---------------------------------------------------------------------------------------------------------------------

     Portfolio                                                  1Yr   3Yr    5Yr    10Yr       1Yr    3Yr    5Yr    10Yr
     ---------------------------------------------------------------------------------------------------------------------
     Alger American Growth
     Alger American Small Capitalization
     ---------------------------------------------------------------------------------------------------------------------
     Deutsche VIT EAFE(R) Equity Index Fund
     Deutsche VIT Small Cap Index Fund
     ---------------------------------------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II
     Federated Prime Money Fund II
     ---------------------------------------------------------------------------------------------------------------------
     Fidelity VIP II Asset Manager: Growth
     Fidelity VIP II Contrafund
     Fidelity VIP Equity Income
     Fidelity VIP II Index 500
     ---------------------------------------------------------------------------------------------------------------------
     MFS Capital Opportunities Series
     MFS Emerging Growth Series
     MFS High Income Series
     MFS Research Series
     MFS Strategic Income Series
     ---------------------------------------------------------------------------------------------------------------------
     Pioneer Equity Income VCT
     Pioneer Fund VCT
     Pioneer Growth Shares VCT
     Pioneer Mid-Cap Value VCT
     Pioneer Real Estate Growth VCT
     ---------------------------------------------------------------------------------------------------------------------
     Scudder Global Discovery
     Scudder Growth and Income
     Scudder International
     ---------------------------------------------------------------------------------------------------------------------
     T. Rowe Price Equity Income
     T. Rowe Price International Stock
     T. Rowe Price Limited-Term Bond
     T. Rowe Price New America Growth
     T. Rowe Price Personal Strategy Balanced
     ---------------------------------------------------------------------------------------------------------------------
     Van Kampen UIF Emerging Markets Equity
     Van Kampen UIF Fixed Income
     Van Kampen UIF Technology
     =====================================================================================================================

These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolio's expenses for 2001. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

                For more detailed information about the Policy,
             please read the rest of this Prospectus and the Policy

_______________________
/4/ The $40 annual Policy Fee is reflected as a daily 0.10% charge in these examples, based on an anticipated average Accumulation Value of $40,000.

-------------------------
FINANCIAL STATEMENTS

     The Financial Statements for United of Omaha and the Variable Account and the related independent auditor's reports are contained in the Statement of Additional Information and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. (See the cover page regarding how to get a copy.) At December 31, 2001, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

                                                                       Accumulation                                Number of
                                                                       Unit Value on        Accumulation Unit    Accumulation
                        Subaccount                                     Commencement        Value at End of Year  Units at End of
                        ----------                                         Date              (December 31)           Year**
                   (Date of Inception)                                     ($)*                  ($)*            (December 31)
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth (8/28/01)
       2001 ....................................................           10.000
Alger American Small Capitalization (8/28/01)
       2001 ....................................................           10.000
Deutsche VIT EAFE(R)Equity Index Fund (8/28/01)
       2001 ....................................................           10.000
Deutsche VIT Small Cap Index Fund (8/28/01)
       2001 ....................................................           10.000
Federated Fund for U.S. Government Securities II (8/28/01)
       2001 ....................................................           10.000
Federated Prime Money Fund II  (8/28/01)
       2001 ....................................................            1.000
Fidelity VIP II Asset Manager: Growth (8/28/01)
       2001 ....................................................           10.000
Fidelity VIP II Contrafund (8/28/01)
       2001 ....................................................           10.000
Fidelity VIP Equity Income (8/28/01)
       2001 ....................................................           10.000
Fidelity VIP II Index 500 (8/28/01)
       2001 ....................................................           10.000
MFS Capital Opportunities Series (8/28/01)
       2001 ...................................................            10.000
MFS Emerging Growth Series (8/28/01)
       2001 ...................................................            10.000
MFS High Income Series (8/28/01)
       2001 ...................................................            10.000
MFS Research Series (8/28/01)
       2001 ...................................................            10.000
MFS Strategic Income Series (8/28/01)
       2001 ...................................................            10.000
Pioneer Equity-Income VCT (8/28/01)
       2001 ...................................................            10.000
Pioneer Fund VCT (8/28/01)
       2001 ...................................................            10.000
Pioneer Growth Shares VCT (8/28/01)
       2001 ...................................................            10.000
Pioneer Mid-Cap Value VCT (8/28/01)
       2001 ...................................................            10.000
Pioneer Real Estate Growth VCT (8/28/01)
       2001 ...................................................            10.000

                                                        Accumulation                                    Number of
                                                        Unit Value on         Accumulation Unit        Accumulation
                                                        Commencement          Value at End of Year     Units at End of
                    Subaccount                               Date                (December 31)            Year**
                    ----------
                  (Date of Inception)                        ($)*                     ($)*            (December 31)
Scudder Global Discovery (8/28/01)                           10.000
         2001 ...........................................
Scudder Growth and Income (8/28/01)                          10.000
         2001 ...........................................
Scudder International (8/28/01)                              10.000
         2001 ...........................................
T. Rowe Price Equity Income (8/28/01)                        10.000
         2001 ...........................................
T. Rowe Price International (8/28/01)                        10.000
         2001 ...........................................
T. Rowe Price Limited-Term Bond (8/28/01)                    10.000
         2001 ...........................................
T. Rowe Price New America Growth (8/28/01)                   10.000
         2001 ...........................................
T. Rowe Price Personal Strategy Balanced (8/28/01)           10.000
         2001 ...........................................
Van Kampen UIF Emerging Markets Equity (8/28/01)             10.000
         2001 ...........................................
Van Kampen UIF Fixed Income (8/28/01)                        10.000
         2001 ...........................................
Van Kampen UIF Technology  (8/28/01)                         10.000
         2001 ...........................................

     * Accumulation Unit values are rounded to the nearest hundredth of a cent. ** Number of Accumulation Units is rounded to the nearest unit.

-----------------------------------------------------------
ABOUT US

     We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options --- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer account and the 8-Year and 5-Year Fixed Accounts may be made only in limited circumstances and the Fixed Account options may not be available in all states). Allocations must be in whole percentages and total 100%.

     You can choose among 31 variable investment options and four fixed rate options.

The investment results of each investment portfolio, whose investment objectives are briefly summarized below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.

      VARIABLE INVESTMENT OPTIONS

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.

     The Variable Account, United of Omaha Separate Account C, provides you with 31 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the portfolios that you select.

The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and
             ----------------------------------------------------------------
they could go down in value. Each portfolio operates as a separate investment
---------------------------
fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

     The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

     For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                           Variable Investment Options
   Asset Category (*)                Under United of Omaha Separate Account C                             Objective
                                            (Series Fund - Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          Van Kampen Universal Institutional Funds, Inc. -                Long-term capital appreciation
 Sector Equity            Van Kampen UIF Technology Portfolio/(6)/
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Technology Securities
------------------------------------------------------------------------------------------------------------------------------------
                          Van Kampen Universal Institutional Funds, Inc. -                Long-term capital appreciation
Emerging Markets Equity   Van Kampen UIF Emerging Markets Equity Portfolio/(6)/
                          ----------------------------------------------------------------------------------------------------------
                                                             Emerging market country securities
------------------------------------------------------------------------------------------------------------------------------------
                          Deutsche Asset Management VIT Funds -                           Long-term capital appreciation
                          Deutsche VIT EAFE(R) Equity Index Fund Portfolio/(11)/
                          ----------------------------------------------------------------------------------------------------------
                                          Statistically selected sample of the securities found in the EAFE(R) Index
                          ----------------------------------------------------------------------------------------------------------
International Equity      Scudder Variable Series I Fund -                                Long-term capital appreciation
                          Scudder Global Discovery Portfolio/(8)/
                          ----------------------------------------------------------------------------------------------------------
                                                       Small companies in the U.S. or foreign markets
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Series I Fund -                                Long-term capital appreciation
                          Scudder International Portfolio/(8)/
                          ----------------------------------------------------------------------------------------------------------
                                           Common stocks of companies which do business outside the United States
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price International Series, Inc. -                      Long-term capital appreciation
                          T. Rowe Price International Stock Portfolio/(9)/
                          ----------------------------------------------------------------------------------------------------------
                                                             Common stocks of foreign companies
------------------------------------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                              Long-term capital appreciation with
Real Estate Equity        Pioneer Real Estate Growth VCT Portfolio/(7)/                   current income
                          ----------------------------------------------------------------------------------------------------------
                                       Real estate investment trusts (REITs) and other real estate industry companies
------------------------------------------------------------------------------------------------------------------------------------
                          Alger American Fund -                                           Long-term capital appreciation
                          Alger American Small Capitalization Portfolio/(1)/
                          ----------------------------------------------------------------------------------------------------------
                                   Equity securities of companies with total market capitalization of less than $1 billion
                          ----------------------------------------------------------------------------------------------------------
Small-Cap Equity          Deutsche Asset Management VIT Funds -                           Long-term capital appreciation
                          Deutsche VIT Small Cap Index Fund Portfolio/(11)/
                          ----------------------------------------------------------------------------------------------------------
                                      Statistically selected sample of the securities found in the Russell 2000(R) Index
------------------------------------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                              Long-term capital appreciation
Mid-Cap Equity            Pioneer Mid-Cap Value VCT Portfolio/(7)/
                          ----------------------------------------------------------------------------------------------------------
                                                               Currently undervalued companies
------------------------------------------------------------------------------------------------------------------------------------
                          Alger American Fund -                                           Long-term capital appreciation
                          Alger American Growth Portfolio/(1)/
                          ----------------------------------------------------------------------------------------------------------
                                   Equity securities of companies with total market capitalization of more than $1 billion
                          ----------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation
                          Fidelity VIP II Contrafund Portfolio/(3)/
                          ----------------------------------------------------------------------------------------------------------
                                                               Currently undervalued companies
                          ----------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation with
                          Fidelity VIP II Index 500 Portfolio/(3)/                        current income
                          ----------------------------------------------------------------------------------------------------------
                                                   Stocks that comprise the Standard and Poor's 500 Index
                          ----------------------------------------------------------------------------------------------------------
Large-Cap Growth Equity   MFS Variable Insurance Trust -                                  Long-term capital appreciation
                          MFS - Emerging Growth Series Portfolio/(5)/
                          ----------------------------------------------------------------------------------------------------------
                                           Common stocks of small and medium-sized companies with growth potential
                          ----------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -                                  Long-term capital appreciation
                          MFS - Research Series Portfolio/(5)/
                          ----------------------------------------------------------------------------------------------------------
                                          Research analyst's recommendations for best expected capital appreciation
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                              Long-term capital appreciation
                          Pioneer Growth Shares VCT Portfolio/(7)/
                          ----------------------------------------------------------------------------------------------------------
                                  Focus on secular trends, competitive strength and return on incremental invested capital
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                             Long-term capital appreciation
                          T. Rowe Price New America Growth Portfolio/(10)/
                          ----------------------------------------------------------------------------------------------------------
                                            Common stocks of U.S. companies in the service sector of the economy
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Asset Category                            Variable Investment Options
      (*)                             Under United of Omaha Separate Account C                         Objective
                                            (Series Fund--Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund -                     Dividend income & capital appreciation
                          Fidelity VIP Equity Income Portfolio/(3)/
                          ----------------------------------------------------------------------------------------------------------
                                                          Income-producing equity securities
                          ----------------------------------------------------------------------------------------------------------
                          MFS Variable Insurance Trust -                                  Long-term capital appreciation
                          MFS - Capital Opportunities Series Portfolio/(5)/
                          ----------------------------------------------------------------------------------------------------------
                                                       Common stocks of domestic and foreign companies
                          ----------------------------------------------------------------------------------------------------------
                          Pioneer Variable Contracts Trust -                              Current income & long-term growth
                          Pioneer Equity-Income VCT Portfolio/(7)/
                          ----------------------------------------------------------------------------------------------------------
                                                Focus on large, strong companies with histories of dividend growth
Large-Cap Value           ----------------------------------------------------------------------------------------------------------
Equity                    Pioneer Variable Contracts Trust -                              Capital growth with current income
                          Pioneer Fund VCT Portfolio/(7)/
                          ----------------------------------------------------------------------------------------------------------
                                               Emphasizes high-quality, value and long-term earnings potential
                          ----------------------------------------------------------------------------------------------------------
                          Scudder Variable Series I Fund -                                Long-term capital appreciation with
                          Scudder Growth and Income Portfolio/(8)/                        current income
                          ----------------------------------------------------------------------------------------------------------
                                                        Common stocks of large, established companies
                          ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                             Dividend income & capital appreciation
                          T. Rowe Price Equity Income Portfolio/(10)/
                          ----------------------------------------------------------------------------------------------------------
                                                   Dividend-paying common stocks of established companies
------------------------------------------------------------------------------------------------------------------------------------
                          Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation
                          Fidelity VIP II Asset Manager: Growth Portfolio/(3,4)/
                          ----------------------------------------------------------------------------------------------------------
                                                Domestic and foreign stocks, bonds and short-term investments
Hybrid                    ----------------------------------------------------------------------------------------------------------
                          T. Rowe Price Equity Series, Inc. -                             Capital appreciation & dividend income
                          T. Rowe Price Personal Strategy Balanced Portfolio/(10)/
                          --------------------------------------------------------------- ------------------------------------------
                                             Diversified portfolio of stocks, bonds and money market securities
------------------------------------------------------------------------------------------------------------------------------------
International Fixed       MFS Variable Insurance Trust -                                  Seeks income & capital appreciation
Income                    MFS Strategic Income Series Portfolio/(5)/
                          ----------------------------------------------------------------------------------------------------------
                                                               International government bonds
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fixed Income   MFS Variable Insurance Trust -                                  High current income and capital
                          MFS - High Income Series Portfolio/(5)/                         appreciation
                          ----------------------------------------------------------------------------------------------------------
                                            Diversified bond portfolio, some of which may involve equity features
------------------------------------------------------------------------------------------------------------------------------------
                          Van Kampen Universal Institutional Funds, Inc. -                Above average return from a diversified
                          Van Kampen UIF Fixed Income Portfolio/(6)/                      portfolio of fixed income securities
Intermediate-Term /       ----------------------------------------------------------------------------------------------------------
Long-term Fixed                           Medium to high quality fixed income investments of intermediate maturity
Income                    ----------------------------------------------------------------------------------------------------------
                          Federated Insurance Series -                                    Current income
                          Federated Fund for U.S. Gov't Securities II Portfolio/(2)/
                          ----------------------------------------------------------------------------------------------------------
                                                                    U.S. Government bonds
------------------------------------------------------------------------------------------------------------------------------------
                          T. Rowe Price Fixed Income Series, Inc. -                       High level of current income consistent
Short-Term Fixed          T. Rowe Price Limited-Term Bond Portfolio/(10)/                 with modest price fluctuations
Income                    ----------------------------------------------------------------------------------------------------------
                                                Short and intermediate-term investment grade debt securities
----------------------------------------------------------------------------------------- ------------------------------------------
                          Federated Insurance Series -                                    Current income consistent with the
Cash                      Federated Prime Money Fund II Portfolio/(2)/                    stability of principal
                          ----------------------------------------------------------------------------------------------------------
                                                            High-quality money market instruments
------------------------------------------------------------------------------------------------------------------------------------

(*) Asset Category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure any portfolio will perform consistent with the categorization. Information contained in the Series Funds' prospectuses should be read carefully before investing in any Subaccount.

Investment advisers of the Series Funds:

      /(1)/  Fred Alger Management, Inc.

      /(2)/  Federated Investment Management Company.

      /(3)/  Fidelity Management & Research Company.

      /(4)/ Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.

      /(5)/  Massachusetts Financial Services Company.

      /(6/)  Morgan Stanley Investment Management Inc.

      /(7)/  Pioneer Investment Management, Inc.

      /(8)/  Scudder Kemper Investments, Inc.

      /(9)/ Rowe Price-Fleming International, Inc., a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

      /(10)/ T. Rowe Price Associates, Inc.

      /(11)/ Deutsche Asset Management, Inc.

We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment objective and policies and a description of risks involved in investing in each of the portfolios is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.

     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the Series Funds.

     The performance history of each Variable Account Subaccount, which gives you an indication of how each portfolio has performed and the effect of Policy expenses on that performance, is discussed in the Statement of Additional Information. You may obtain a copy from us. The performance history of each portfolio is more fully described in the Series Fund prospectus for each portfolio. Past performance may not be an indication of future performance.

     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the Series Funds that accompany this Prospectus.

     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.

Adding, Deleting, or Substituting Variable Investments

     We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

     New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Federated Prime Money Fund II Portfolio.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[_]  FIXED RATE OPTIONS (may not be available in all states)

     There are four fixed rate options, the 1-Year Fixed Account, the 5-Year Fixed Account, the 8-Year Fixed Account and the systematic transfer account. The Fixed Account options may not be available in all states. The 8-Year Fixed Account is available only in the Policy Application. In addition, the 5-Year Fixed Account is available only at the time of election of the Renewal Credit. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. The 1-Year Fixed Account interest rate will be guaranteed for one year, the 5-Year Fixed Account interest rate will be guaranteed for five years and the 8-Year Fixed Account interest rate will be guaranteed for eight years. However, amounts in the 5-Year and 8-Year Fixed Accounts may be subject to an Interest Adjustment if amounts are withdrawn prior to the end of the respective term. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed investment options, please see the Policy.

All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, the SEC staff has not reviewed the Fixed Account disclosures in this Prospectus.

Systematic Transfer Account

     The systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to any of the Fixed Accounts. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. Funds may not be transferred from the Subaccounts or the Fixed Accounts to the systematic transfer account once the Policy has been issued (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to the systematic transfer account during the first seven Policy years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.

     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in seven months. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into the systematic transfer account. The systematic transfer account may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

Fixed Accounts

We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.

      The Fixed Accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the 8-Year Fixed Account only when you purchase the Policy. You may allocate amounts to the 5-Year Fixed Account only at the beginning of any Renewal Credit Period. Each Policy can hold amounts only in one 8-Year Fixed Account or one 5-Year Fixed Account at any time. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

      We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for the applicable period. Different rates of interest may be credited to each Fixed Account.

     We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your Fixed Accounts will not be less than:

     (i) the amount of purchase payments allocated and Accumulation Value transferred to the Fixed Accounts, less
     (ii)   premium taxes or other taxes allocable to the Fixed Accounts, less
     (iii) any amounts deducted from the Fixed Accounts in connection with partial withdrawals (including any withdrawal charges or Interest Adjustment), allocable expenses or transfers to the Variable Account, less
     (iv) the charges for the enhanced credit rider and the enhanced earnings death benefit rider, if you elect either of these riders, plus

     (v) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus
     (vi)  excess interest (if any) credited to amounts in the Fixed Accounts.

Interest Adjustment

     If you request a transfer, cash surrender or partial withdrawal of amounts in the 5-Year Fixed Account or in the 8-Year Fixed Account, an interest adjustment factor may be applied to determine the partial withdrawal amount or the Cash Surrender Value. The Interest Adjustment may increase or decrease your partial withdrawal amount or Cash Surrender Value, but in no event will the Interest Adjustment result in a credited interest rate which will yield less than 3% per annum. The Interest Adjustment may not be applicable in all states.

     Detailed information regarding the calculation of the Interest Adjustment is set forth in the Policy. For further information please consult the Policy and the POLICY DISTRIBUTIONS section of this Prospectus.

[_]  TRANSFERS

     The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Subject to restrictions during the "right to examine" period and prior to the Annuity Starting Date, you may transfer Policy value from one Subaccount to another, from the Variable Account to the 1-Year Fixed Account, or from the 1-Year Fixed Account to any Subaccount, subject to these rules:

Transfer Rules:

     . We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $20 each. This fee is deducted from the amount transferred. We will never allow more than 24 transfers in a Policy Year.
     .    A transfer from the Fixed Accounts:
               - is limited during any Policy Year to 10% of the Fixed Account value on the date of the initial transfer during that year
               - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);
               -    is free;
               -    may be delayed up to six months (30 days in West Virginia);
                    and
               -    does not count toward the 12 free transfer limit.
     . We reserve the right to limit transfers, or to modify transfer privileges, into any Subaccount, and we reserve the right to change the transfer rules at any time. We also reserve the right to refuse to complete any transfer into a Subaccount that we determine is intended to be for "market timing" purposes.
     . If the Accumulation Value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Federated Prime Money Fund II Portfolio.
     . Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.
     . If you transfer amounts from the Fixed Accounts to the Variable Account, we can restrict or limit any transfer of those amounts back to the Fixed Accounts.
     . We reserve the right to permit transfers from the Fixed Accounts in excess of the 10% annual limitation. In the event this limitation is waived for amounts in the 5-Year or 8-Year Fixed Accounts, any applicable Interest Adjustment will apply to any amount that is transferred in excess of the 10% limit.
     . Transfers result in cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in a Subaccount to which a transfer is made.

Third-Party Transfers

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

[_]DOLLAR COST AVERAGING

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the 1-Year Fixed Account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

Dollar Cost Averaging Rules:

     .    The dollar cost averaging program is free.
     . We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
     . Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     . There must be at least $5,000 of Accumulation Value in the Subaccount or Fixed Account from which transfers are being made to begin dollar cost averaging.
     . Amount of each transfer must be at least $100, and must be $50 per Subaccount.
     . If transfers are made from the 1-Year Fixed Account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     . Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     . You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     . You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the Fixed Account is less than $100 prior to a transfer.

The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.

[_] SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP program") (may not be available in all states)

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within a seven-month period. You cannot transfer funds from the STEP account into another Fixed Account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in the systematic transfer account than to amounts in the other Fixed Accounts.

You cannot transfer amounts from the STEP program to another Fixed Account.

STEP Program Rules:

     .    The STEP program is free.
     . Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code
          Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments in the first seven Policy Years only if there is no current balance in the systematic transfer account.
     . Must have at least $5,000 in the systematic transfer account to begin the program.
     . Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in six equal monthly payments.
     .    Transfers must be at least $50 per Subaccount.
     .    Cannot begin before the end of the Policy's "right to examine" period.
     . You may specify transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.

     .    No transfers may be made into the systematic transfer account.

     . All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.

     . The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

     . Upon the receipt of funds by Section 1035 exchange or for subsequent purchase payments, the six month payment requirement is restated and the minimum monthly transfer amount is recalculated.

ASSET ALLOCATION PROGRAM

The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

     The asset allocation program allows you to allocate purchase payments and Policy value among designated Subaccounts and the 1-Year Fixed Account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

Asset Allocation Program Rules:

     .    The asset allocation program is free.
     . You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     . Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.
     . You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.
     . The Series Funds that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the funds in that model, unless you provide us with changed instructions.

     The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

-------------------------------------------------------------------------------------------------------------------------------
                                                      ASSET ALLOCATION MODELS
                                                        CURRENT ALLOCATIONS*
-------------------------------------------------------------------------------------------------------------------------------
                 Portfolio                      Principal       Portfolio     Income Builder      Capital          Equity
                                                Conserver       Protector       (moderate)      Accumulator       Maximizer
                                             (conservative)    (moderately                      (moderately     (aggressive)
                                                              conservative)                     aggressive)
                                                    %               %               %               %                %
Alger American Growth                               0                5              10              15               20
Fidelity VIP II Index 500                          20               15              15              15               15
Pioneer Mid-Cap Value VCT                           0                5              10              15               20
T. Rowe Price Equity Income                         0                5              10              15               20
T. Rowe Price International Stock                   0               10              15              15               20
T. Rowe Price Limited-Term Bond                    50               30               0               0                0
Van Kampen UIF Emerging Markets Equity              0                0               0               5                5
Van Kampen UIF Fixed Income                        30               30              40              20                0
-------------------------------------------------------------------------------------------------------------------------------
                   * We retain the right to change model allocations or to substitute portfolio options therein in future prospectuses. Amounts you allocate to a model portfolio will be invested pursuant to the then current portfolio allocations for that model.
-------------------------------------------------------------------------------------------------------------------------------

     We use Callan Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.

REBALANCING PROGRAM

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the 1-Year Fixed Account pursuant to your instructions on a quarterly, semi-annual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Rebalancing Program Rules:

The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

     .    The rebalancing program is free.
     . You must request the rebalancing program and give us your rebalancing instructions by Written Notice or an authorized telephone transfer. Changed instructions, or a request to end this program must also be by Written Notice.
     . You must have at least $10,000 of Accumulation Value to begin the rebalancing program.
     .    You may have rebalancing occur quarterly, semi-annually or annually.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . If you elect the asset allocation program, your value in the Subaccounts will automatically be rebalanced to the model you choose on an annual basis, unless you elect semi-annual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.

     The rebalancing program does not protect against a loss and may not achieve your investment goals.

----------------------------------------
IMPORTANT POLICY PROVISIONS

      The Ultra-Rewards Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

POLICY APPLICATION AND ISSUANCE

     To purchase a Policy, you must submit an application and a minimum initial purchase payment. A Policy usually will be issued only if you are age 80 or younger, and the Annuitant is age 80 or younger. If you change the annuitant, the annuitant may not be older than 85 at the time of the change. We reserve the right to reject any application or purchase payment for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

     If your application is in good order upon receipt, we will credit your initial net purchase payment to the Policy's Accumulation Value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or your payment. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial purchase payment unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met. The date we credit your initial net purchase payment to your Policy's Accumulation Value is the date of issue of the Policy.

Application in Good Order

All application questions must be answered, but particularly note these requirements:

     - The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     - Your purchase payment allocations must be completed, be in whole percentages, and total 100%.
     - Initial purchase payment must meet minimum purchase payment requirements.
     -    Your signature and your agent's signature must be on the application.
     -    Identify the type of plan, whether it is nonqualified or qualified.
     -    City, state, and date application was signed must be completed.
     -    Your agent must be both properly licensed and appointed with us.

Purchase Payment Requirements

     Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.

     Initial Purchase Payment:
     ------------------------

     -    The only purchase payment required. All others are optional.
     -    Must be at least $10,000.

      Additional Purchase Payments:
      ----------------------------

     - Must be at least $500 (except that we will accept electronic funds transfer amounts of at least $100).
     -    Will not be accepted on or after your Annuity Starting Date.

Allocating Your Purchase Payments

     You must allocate your purchase payments to one or more of the variable investment or fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

     -    Allocations must be in whole percentages, and total 100%.
     - The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).
     - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
     - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to the following special requirements.

"Right to examine" Period Allocations:
 ------------------------------------

      We will allocate your net initial purchase payment to your selected Subaccounts and Fixed Accounts on the date of issue of the Policy. If you cancel your Policy during the "right to examine" period, the amount that we refund to you will depend upon state law. In states that require us to refund your account value, we will return your Accumulation Value upon your cancellation of the Policy during the "right to examine" period. In return of purchase payment states, we will refund your full purchase payment upon your cancellation of the Policy during the "right to examine" period.

Enhanced Credit Rider (may not be available in all states)

      If you elect this rider, on the Policy's date of issue we will add an enhanced credit equal to 4% of your initial purchase payment to your Accumulation Value. For every purchase payment that you make in the first seven Policy years, we will add another enhanced credit to your Accumulation Value on the date we receive any additional purchase payment. The additional enhanced credit will equal a percentage of the additional purchase payment as follows:

               ------------------------------------------------------------------------------------------------
                Policy Year                              1       2       3     4       5     6       7     8+
               ------------------------------------------------------------------------------------------------
                Percentage of Purchase Payment           4%      3.5%    3%    2.5%    2%    1.5%    1%    0%
               ------------------------------------------------------------------------------------------------

     Any additional enhanced credits will be allocated among the Subaccounts and the 1-Year Fixed Account in the same proportion as the related purchase payment is allocated, according to your current instructions.

     The enhanced credit rider can only be elected on the Policy application, and cannot be elected after the Policy is issued. Once the enhanced credit rider is elected, it cannot be cancelled, and will only terminate as described in this section.

     If you elect the enhanced credit rider, you will be charged a daily fee which is equal to .50% of your Accumulation Value on an annual basis for the first eight Policy Years. Accordingly, you should consider this fee along with the features of the enhanced credit rider to be certain that the enhanced credit rider meets your financial needs and goals. Enhanced credits are treated as earnings for tax purposes.

     We may recapture part or all of the dollar amount of an enhanced credit upon an occurrence of any of the following events:

     -    Cancellation of your Policy during the right to examine period.
     - Surrender of your Policy for its Cash Surrender Value during the first seven Policy Years.
     -    Certain partial withdrawals during the first seven Policy Years.
     - Enhanced credits that are given within 12 months of the death of any Owner.

          If a recapture event occurs, the nonvested portion of each enhanced credit will be determined in accordance with the following schedule:


              Policy Year     Percentage of Enhanced Credit Recaptured
                    1                         100%
                    2                         100%
                    3                          75%
                    4                          75%
                    5                          50%
                    6                          50%
                    7                          25%

     Additional details regarding recapture of the enhanced credit are set forth below.

- "Right to examine Period" - If you cancel your Policy during the "right to examine" period in states that require the return of your purchase payment, we will recapture the full amount of the enhanced credit. If you cancel your Policy during the "right to examine" period in states that require the return of your Accumulation Value, we will also recapture the full amount of the enhanced credit. However, in all states the amount returned to you will reflect all gains and losses attributed to the enhanced credit amount.

- Cash Surrender - If you surrender the Policy for its Cash Surrender Value during the first seven Policy Years, we will recapture some or all of the enhanced credits on a proportional basis before calculating the Cash Surrender Value. However, the Cash Surrender Value will reflect all gains and all losses attributed to the enhanced credit amount. The amount of enhanced credit(s) to be recaptured equals:

     (a) the Accumulation Value in excess of the 10% withdrawal amount described in the Policy Distributions section of this Prospectus; divided by
     (b) the sum of all purchase payments made under the Policy; the result multiplied by
     (c) the sum of all enhanced credit(s), provided that the total amount recaptured will never exceed the total of all enhanced credit(s) received under the Policy;
     (d)  the result multiplied by the applicable recapture percentage.

     Two examples of this recapture formula are:

     Example 1

     The Policy Owner makes purchase payments of $100,000 in the first Policy Year and receives enhanced credits of $4,000. Assume that the Accumulation Value of this Policy increases to $125,000 by the fifth Policy Year. If the Policy Owner withdraws this entire amount, the amount recaptured would be calculated as follows:

          $112,500 (the withdrawal amount in excess of the 10% "free" withdrawal amount)
     /    $100,000 (the sum of all purchase payments made)
     x    $  4,000 (the sum of all enhanced credits received under the Policy)

     or $112,500 / $100,000 = 1.125 x $4,000 = $4,500, but since the amount recaptured cannot exceed the amount of enhanced credit received, the potential amount recaptured would be $4,000. This amount would be multiplied by 50%, which is the recapture percentage applicable in the fifth Policy Year. Accordingly, the amount recaptured would be $2,000 ($4,000 x .5).

     Example 2

     The Policy Owner makes purchase payments of $100,000 in the first Policy Year and receives enhanced credits of $4,000. Assume that the Accumulation Value of this Policy decreases to $90,000 by the fourth Policy Year. If the Policy Owner withdraws this entire amount, the amount recaptured would be calculated as follows:

          $ 81,000 (the withdrawal amount in excess of the 10% "free" withdrawal amount)
     /    $100,000 (the sum of all purchase payments made)
     x    $  4,000 (the sum of all enhanced credits received under the Policy)

     or $81,000 / $100,000 = .81 x 4,000 = $3,240 is the potential amount that would be recaptured. This amount would be multiplied by 75%, which is the recapture percentage applicable in the fourth Policy Year. Accordingly, the amount recaptured would be $2,430 ($3,240 x .75).

     This recapture provision will not apply to any cash surrender when a waiver of withdrawal charge described in the Waiver of Withdrawal Charges section of this Prospectus is applied.

- Partial Withdrawal - If you make a partial withdrawal in excess of the 10% withdrawal amount described in the Policy Distributions section of this Prospectus during the first seven Policy Years, we will recapture some or all of the enhanced credits on a proportional basis from the Accumulation Value on the date of withdrawal. However, the Accumulation Value after the date of withdrawal will reflect all gains and all losses attributed to the enhanced credit amount. The amount of the enhanced credit(s) to be recaptured equals:

          (a) the withdrawal amount in excess of the 10% withdrawal amount described in the Policy Distributions section of this Prospectus; divided by
          (b) the sum of all purchase payments made under the Policy; the result multiplied by
          (c) the sum of all enhanced credit(s), provided that the total amount recaptured will never exceed the total of all enhanced credit(s) received under the Policy;
          (d)  the result multiplied by the applicable recapture percentage.

          An example of this recapture provision is:

          The Policy Owner makes purchase payments of $100,000 in the first Policy Year and receives enhanced credits of $4,000. Assume that the Accumulation Value of the Policy increases to $125,000 by the fifth Policy Year. If the Policy Owner withdraws $20,000, the amount that would be recaptured would be calculated as follows:

              $  7,500 (the withdrawal amount in excess of the 10% "free"
                       withdrawal amount)
          /   $100,000 (the sum of all purchase payments made)
          X   $  4,000 (the sum of all enhanced credits received under the
                       Policy)

          or $7,500 / $100,000 = .075 x $4,000 = $300 is the potential amount that would be recaptured. This amount would be multiplied by 50%, which is the recapture percentage applicable in the fifth Policy Year. Accordingly, the amount recaptured would be $150 ($300 x .5).

          This recapture provision will not apply to any partial withdrawal when a waiver of withdrawal charge described in the Waiver of Withdrawal Charges section of this Prospectus is applied.

     - Death Benefit - The amount of any account value, step-up value or roll-up value death benefit will not include any enhanced credits given within the 12 months prior to the date of any Owner's death. However, the amount of any account value, step-up value or roll-up value death benefit will reflect all gains attributed to the enhanced credit amount.

     If the overall performance of your Policy is negative, a recapture of the enhanced credit could result in a net loss to you.

         The enhanced credit rider terminates on the earliest of:

          (a)  the end of the first eight Policy years; or
          (b)  the date the Policy terminates.

Renewal Credit Provision

     You may elect the Renewal Credit on any Policy anniversary after the end of the eighth Policy Year and at the end of any Renewal Credit Period thereafter through age 85.

      If you elect the Renewal Credit Provision:

          (a)  we will add a 2.5% credit to your Accumulate Value;
          (b)  you may elect the 5-Year Fixed Account; and
          (c) amounts withdrawn may be subject to an Interest Adjustment and to a withdrawal charge of 5% as described in EXPENSES - Withdrawal Charge

     The Renewal Credit will be calculated as follows:

          (a) the Accumulation Value as of the Business Day immediately preceding the day the Renewal Credit is added; multiplied by
          (b)  2.5%.

     The Renewal Credit will be allocated among the Fixed Account and Subaccounts in the same proportion as Accumulation Value is allocated at the time the Renewal Credit is added.

     There is no charge to elect the Renewal Credit provision. We may use a portion of withdrawal charges and the mortality and expense risk charge to help recover the cost of providing the Renewal Credit. Renewal Credits are treated as earnings for tax purposes.

     ACCUMULATION VALUE

     On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the Fixed Accounts. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the Fixed Accounts) as well as the Policy's deductions for charges.

Variable Account Value

     The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount.

     The Accumulation Value for each Subaccount equals:

          (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
          (b)  the current Accumulation Unit value.

     A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or transferred from the Subaccount. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

          (a) the value of the Accumulation Unit as of the end of the last Business Day; multiplied by
          (b) the net investment factor for the Subaccount as of the end of the current Business Day.

     The net investment factor for the Subaccount is determined as follows:

          (a) the net asset value per share for the related Series Fund as of the current Business Day; plus
          (b) a per share amount of any dividend or capital gain distributed by the Series Fund on that day; minus
          (c) a per share charge for any taxes we incurred since the previous Business Date that were charged to the Subaccount;
          (d) divided by the net asset value for the related Series Fund for the previous Business Day; minus
          (e) an asset charge factor that reflects the mortality and expense risk charge, any administrative expense charge and any applicable charges for riders and other expenses.

Fixed Account Value

     The accumulation value of any Fixed Account (other than the systematic transfer account) on any Business Day equals:

          (a) the accumulation value at the end of the preceding Business Day; plus
          (b) any net purchase payments credited since the end of the previous Business Day; plus
          (c) any transfers from the Subaccounts credited since the end of the previous Business Day; minus
          (d) any transfers from the Fixed Account to the Subaccounts since the end of the previous Business Day; minus
          (e) any partial withdrawal, withdrawal charge, expenses and Interest Adjustment taken from the Fixed Account since the end of the previous Business Day; plus
          (f)  interest credited on the Fixed Account balance.

Systematic Transfer Account Value

     The accumulation value of the systematic transfer account on any Business Day equals:

          (a)  the value at the end of the preceding Business Day; plus

          (b) any purchase payments credited since the preceding Business Day; minus
          (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding business day; minus
          (d) any transfers from the systematic transfer account to the Subaccounts since the end of the preceding Business Day; plus
          (e)  interest credited on the systematic transfer account balance.

     TELEPHONE TRANSACTIONS

          Telephone Transactions Permitted               Telephone Transaction Rules:
     .    Transfers.                                     .   Only you may elect. Do so on the Policy application or by
     .    Partial withdrawals of $10,000 or less by          prior Written Notice to us.
          you (may be restricted in community property   .   Must be received by close of the New York Stock Exchange
          states).                                           ("NYSE") (usually 3 p.m. Central Time); if later, the transaction
     .    Change of purchase payment allocations.            will be processed the next Business Day.
                                                         .   Will be recorded for your protection.
                                                         .   For security, you must provide your Social Security number and/or other identification information.
                                                         .   May be discontinued at any time as to some or all Owners.
                                                         .   For any transaction that would reduce or impair the death
                                                             benefit, consent from any irrevocable beneficiary is required.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Any Owner individually can make telephone transactions, even if there are joint Owners.

     DEATH OF ANNUITANT

     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant. If you do not name a new Annuitant, you will become the Annuitant.

     DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of partial withdrawals or a cash surrender from the Fixed Accounts for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

     We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the Fixed Accounts until all of your purchase payment checks have been honored by your bank.

     MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

     POLICY TERMINATION

     We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $1,000. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge, Interest Adjustment and premium taxes may apply, and enhanced credits may be recaptured.

---------------------------------
EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each Series Fund prospectus.

     WITHDRAWAL CHARGE

          ----------------------------------------------------------------------------------------------------
          Years Since Issuance of Policy                 1     2      3      4     5      6      7     8
          ----------------------------------------------------------------------------------------------------
          Applicable Withdrawal Charge Percentage        8%    8%     8%     7%    7%     6%     6%    5%
          ----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   A withdrawal charge equal to 5% will also apply during any Renewal Credit
                                    Period.
--------------------------------------------------------------------------------

  We determine the amount of the withdrawal charge by multiplying the amount of each withdrawal by the applicable withdrawal charge percentages. The withdrawal charge percentages are expressed in terms of Accumulation Value. In addition, withdrawal charges are subject to a limit of 9% of all purchase payments made. Therefore, if the value of your Policy increases over time, your withdrawal charges (as a percentage of Accumulation Value) may be less than those set forth above. You will never pay more than the percentages set forth in the chart above.

      We will deduct a withdrawal charge, expressed as a percentage of Accumulation Value surrendered or withdrawn, upon a full surrender or partial withdrawal as provided below. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the Policy was issued. The amount of a partial withdrawal you request plus the withdrawal charge and any applicable Interest Adjustment is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Accounts on a pro rata basis, unless you instruct us otherwise.

The withdrawal charge will not apply:

     (a)  to a death benefit paid under the Policy;
     (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision described below;
     (c)  after the eighth Policy Year, except during a Renewal Credit Period;
     (d) when the Waiver of Withdrawal Charges provision is exercised, as described below;
     (e) to any withdrawals following the first Policy Anniversary following the Annuitant's 90th birthday;
     (f) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or
     (g) for qualified plans, to amounts you paid in excess of the allowable tax deduction for that plan that we refund to you.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

Free Partial Withdrawals

     Each Policy Year, you can withdraw up to 10% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year.

Withdrawal Charge Waivers (not available in all states)

We will waive the withdrawal charge, any Interest Adjustment and will not recapture enhanced credits upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in every state, and the terms within each provision may vary by state. Refer to the waiver of withdrawal provisions in your Policy for the waivers allowed by your state.

     Hospitalization and Nursing Home Waiver. Any partial withdrawal or
     ---------------------------------------
surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days:
(a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. This waiver is not available if any Owner is confined to any of these facilities on the date of issue of the Policy (except in Pennsylvania).

     We will not accept any additional purchase payments under your Policy once this waiver is elected.

     Disability Waiver. Any partial withdrawal or surrender while you are
     -----------------
physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.

     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue of the Policy (except in certain states) or is age 65 or older on the date of withdrawal.

     Terminal Illness Waiver (Limited Life Expectancy Waiver in Pennsylvania).
     ------------------------------------------------------------------------
Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Massachusetts). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have an Owner diagnosed with such illness examined by a licensed physician of our choice and at our expense.

     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The terminal illness waiver is not available if any Owner is diagnosed with a terminal illness prior to or on the date of issue of the Policy (except in certain states).

     Unemployment Waiver. Any partial withdrawal or surrender in the event you
     -------------------
become unemployed. The unemployment waiver is only available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if any Owner or Annuitant is receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

     Transplant Waiver. Any partial withdrawal or surrender if you undergo
     -----------------
transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

     Residence Damage Waiver. Any partial withdrawal or surrender if your
     -----------------------
primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

     Death of Spouse or Minor Dependent Waiver. Partial withdrawals of the
     -----------------------------------------
following percentage of Accumulation Value made within six months of your spouse's or a minor dependent's death: death of spouse, 50%; death of a minor dependent, 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the withdrawal charge.

     MORTALITY AND EXPENSE RISK CHARGE

     We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.25% of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

1.25% annual rate, deducted daily from net assets in the Variable Account.

     Our mortality risk arises from our obligation to pay death benefits prior to the Annuity Starting Date and to make annuity payments. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

     Our expense risk is that our costs to administer your Policy and costs relating to the Renewal Credit will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

     ADMINISTRATIVE CHARGES

     These charges help cover our cost to administer your Policy and will not increase.

     We deduct a Policy fee of $40 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender) if your Policy has Accumulation Value of less than $50,000 on such date. No Policy fee will be deducted if your Policy has an Accumulation Value of $50,000 or more on such date. This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.


Policy                 Fee $40 deducted annually for each Policy with
                       Accumulation Value of less than $50,000. The Policy fee
                       will not be deducted from any Policy with Accumulation
                       Value of $50,000 or more.
-------------------------------------------------------------------------------
                       0.15%  annual  Rate  deducted   daily  on  a
Administrative         proportionate  basis  from the net assets of each
Expense Charge         Subaccount, for each Policy with Accumulation Value of
                       less than $100,000. No administrative expense charge is deducted from any Policy with Accumulation Value of $100,000 or more.

     We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy during every quarterly period in which your Policy's Accumulation Value is less than $100,000 on the final day of the previous quarter. This administrative expense charge is equal to an annual rate of 0.15% of the value of the net assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. If your Policy's Accumulation Value is less than $100,000 at the end of one quarter, and increases to an amount in excess of $100,000 by the end of the next quarter, we will exchange your Accumulation Units for Accumulation Units that will not include a charge for the administrative expense charge. Likewise, if your Policy's Accumulation Value is more than $100,000 at the end of one quarter and decreases to an amount less than $100,000 by the end of the next quarter, we will exchange your Accumulation Units for Accumulation Units that include a charge for the administrative expense charge. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

     ENHANCED DEATH BENEFIT CHARGE

     This charge compensates us for expenses and increased risks associated with providing the enhanced death benefit. If you elect the enhanced death benefit rider, we deduct a daily charge which is equivalent to an annual charge of 0.30% of the net assets of each Subaccount. This charge is reflected in the Accumulation Unit values for each Subaccount.

A daily charge which is equivalent to an annual charge of 0.30%.

     ENHANCED EARNINGS DEATH BENEFIT CHARGE

     This charge compensates us for expenses and increased risks associated with providing the enhanced earnings death benefit. If you elect the enhanced earnings death benefit rider, we deduct a daily charge which is equivalent to an annual charge of 0.30% of the net assets of each Subaccount and the Fixed Accounts. If you terminate this rider, we will no longer deduct a daily charge for the enhanced earnings benefit rider. At this time, we will exchange your Accumulation Units for Accumulation Units that do not reflect a charge for this rider.

A daily charge which is equivalent to an annual charge of 0.30%.

     ENHANCED CREDIT CHARGE

     This charge compensates us for costs associated with providing the enhanced credit rider. If you elect the enhanced credit rider, we deduct a daily charge which is equivalent to an annual charge of 0.50% of the net assets of each Subaccount and the Fixed Accounts. This charge is reflected in the Accumulation Unit value for each Subaccount and in a reduced yield for the Fixed Accounts. At the end of the eighth Policy Year we will no longer deduct a daily charge for the enhanced credit rider. At this time, we will exchange your Accumulation Units for Accumulation Units that do not reflect a charge for this rider.

A daily charge which is equivalent to an annual charge of 0.50%.

     TRANSFER FEE

     The first 12 transfers from Subaccounts, and all transfers from the Fixed Accounts are not subject to a transfer charge. A transfer fee of $20 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset allocation, the STEP program and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.

$20 per Subaccount transfer after 12 free transfers each Policy Year.

     PREMIUM TAX CHARGE                                      Varies, up to 3.5%.

     Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.

     OTHER TAXES                                                Currently, NONE.

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

     OTHER EXPENSES; INVESTMENT ADVISORY FEES

     Each Series Fund portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompanies this Prospectus. They are also summarized in the Series Fund annual expenses table in the INTRODUCTION AND SUMMARY section at the beginning of this Prospectus.

See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.

--------------------------
POLICY DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties, withdrawal charges and an Interest Adjustment may apply to amounts taken out of your Policy before the Annuity Starting Date (and enhanced credits may be recaptured). Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

Withdrawals may be subject to:

     -    Income Tax
     -    Penalty Tax
     -    Interest Adjustment
     -    Withdrawal Charge
     -    Premium Tax Charge

     WITHDRAWALS

     You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn during the first eight Policy Years, except for "free" partial withdrawals described below, and during a Renewal Credit Period, are subject to a withdrawal charge and an Interest Adjustment. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

"Free" Partial Withdrawals

     Each Policy Year you may withdraw up to 10% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without deduction of a withdrawal charge or an Interest Adjustment. The 10% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 10% amount.

Systematic Withdrawal Plan

     The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this Plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the penalties, charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Withdrawal Rules:

     . Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
     . Withdrawals are made first from Policy earnings, then as a return of purchase payments.
     . Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
     . Any partial withdrawal must leave an Accumulation Value of at least $1,000. If less than $1,000 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
     . No more than a pro rata amount (or 10% of the total amount in the Fixed Accounts, whichever is less) may be withdrawn from the Fixed Accounts for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated. Withdrawals from the 5-Year Fixed Account and the 8-Year Fixed Account may be subject to an Interest Adjustment.
     . Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.

     . Because a withdrawal charge, an Interest Adjustment and a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
     . Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts required by state law to be withheld for state income taxes.
     . Withdrawals may be restricted or prohibited for certain qualified policies.

     ANNUITY PAYMENTS

Part or all of any annuity payments may be taxable as ordinary income.

One benefit of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected. All of the payout options provide for fixed payouts; variable payouts are not available.

     Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 2000a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

Annuity Starting Date

     You select the Annuity Starting Date by completing an election form that you can request from us at any time. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95/th/ birthday. If your Annuity Starting Date is prior to the first Policy Anniversary following the Annuitant's 90th birthday, and is during the first eight Policy Years or during a Renewal Credit Period, you may be subject to withdrawal charges and an Interest Adjustment. Accordingly, we strongly recommend that you not schedule your Annuity Starting Date during the first eight Policy Years or during a Renewal Credit Period if you intend for such payments to start prior to your 90th birthday. For a detailed explanation of the withdrawal charge please see EXPENSES - Withdrawal Charge, and for a detailed explanation of the Interest Adjustment, please see FIXED RATE OPTIONS - Interest Adjustment.

The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.

Selecting an Annuity Payout Option

     You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

     If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Payout Options

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

     NOTE: Unless you elect a payout option with a guaranteed period or option 1(described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

     The following annuity payout options are currently available:



     1)   Proceeds Held on Deposit at Interest. While proceeds remain on
          ------------------------------------
          deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

     2)   Income of a Specified Amount. Proceeds are paid in monthly
          ----------------------------
          installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

     3)   Income for a Specified Period. Periodic payments of proceeds are paid
          -----------------------------
          for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

     4)   Lifetime Income. Proceeds are paid as monthly income during the
          ---------------
          Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime


          Monthly Income Table set forth in the Policy (based on the 2000a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds.

     Guarantees available for the Lifetime Income Option
     ---------------------------------------------------

          Guaranteed Period - An amount of monthly income is guaranteed for a
          -----------------
          specified number of years, and thereafter as long as the Annuitant lives.

          Guaranteed Amount - An amount of monthly income is guaranteed until
          -----------------
          the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

     5)   Lump-Sum. Proceeds are paid in one sum.
          --------

     6)   Alternative Schedules. We may be able to accommodate making annuity
          ---------------------
          payments under other options, including joint and survivor periods. Contact us for more information.


A death benefit is payable upon:

-    the Policy is currently in force;

-    receipt of Due Proof of Death of the first Owner to die;

-    proof that such Owner died before the Annuity Starting Date.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     DEATH BENEFITS

     We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

     If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     We will deduct a charge for any applicable premium tax not previously deducted from the death benefit payable.

Standard Death Benefit

     If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary.

During the first eight Policy Years, the standard death benefit equals the greater of:

     1) your Policy's Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes (and less any enhanced credits that are recaptured) on the later of the Business Day we receive due proof of death or an annuity payout option is elected; or
     2) the sum of net purchase payments, reduced proportionately by partial withdrawals.

We will reset the standard death benefit:

     1)   on the eighth Policy anniversary; and

     2) on every fifth Policy anniversary thereafter that begins before your 76/th/ birthday (if joint Owners, the 76/th/ birthday of the oldest Owner).

The reset death benefit will be the greatest of:

     1) your Policy's Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an annuity payout option is elected;
     2) the sum of net purchase payments, reduced proportionately by partial withdrawals; or
     3) the Accumulation Value as of the most recent reset date, reduced proportionately by any partial withdrawals.

     A partial withdrawal will reduce the standard death benefit in the same proportion that the Accumulation Value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the death benefit by a fraction where the numerator of the fraction is the amount of the partial withdrawal and the denominator is the Accumulation Value immediately prior to the withdrawal. Therefore the reduction in death benefit will exceed the amount withdrawn when the death benefit is greater than the Accumulation Value at the time of the withdrawal.

     If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

Enhanced Death Benefit

     The enhanced death benefit rider is only available to Owners under age 80 in lieu of the standard death benefit. You cannot elect both the enhanced death benefit rider and the enhanced earnings death benefit rider. There is a charge for the enhanced death benefit rider that is a daily charge which is equivalent to an annual rate of 0.30% assessed upon the net assets of each Subaccount.

     The enhanced death benefit can only be elected prior to issue of the Policy. You can terminate the enhanced death benefit rider at any time, however, once revoked, you may not again elect the enhanced death benefit. The enhanced
----------------------------------------------------------------
death benefit may not be available in all states.

     If you elect the enhanced death benefit and you or any joint Owner dies before attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

          1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;
          2) the greatest Anniversary Value5 plus net purchase payments paid since that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; and
          3) the sum of all net purchase payments, less any partial withdrawals, accumulated at an amount which will yield a 5.0% annual rate of interest, up to a maximum of two times total net purchase payments.

     If you elect the enhanced death benefit and you or any joint Owner dies after attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

          1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;
          2) the greatest Anniversary Value prior to the last Policy anniversary before the Owner attained age 75, plus any net purchase payments paid after that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; and
          3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest up to a maximum of two times total net purchase payments.

___________________

/5/ The Anniversary Value equals the Accumulation Value on a Policy anniversary.

Enhanced Earnings Death Benefit

The enhanced earnings death benefit rider is only available to Owners under the age of 76 in lieu of the standard death benefit. You cannot elect the enhanced earnings death benefit and the enhanced death benefit. There is a charge for the enhanced earnings death benefit rider that is a daily charge which is equivalent to an annual rate of 0.30% assessed upon the Accumulation Value in each Subaccount and the Fixed Account.

The enhanced earnings death benefit can only be elected prior to issue of the Policy. You can terminate the enhanced earnings death benefit at any time, however, once revoked, you may not again elect the enhanced earnings death benefit. The enhanced earnings death benefit may not be available in all states.

If you elect the enhanced earnings death benefit, the enhanced earnings death benefit will be equal to the sum of (i) the basic value death benefit and (ii) the earnings death benefit.

The basic value death benefit equals the greatest of:

     (a) the Accumulation value as of the end of the Valuation Period during which we receive Due Proof of Death and the election of a payout option; or
     (b) the greatest anniversary value up to the last Policy anniversary before your 76th birthday, plus any purchase payments paid after the date of the greatest anniversary value and reduced proportionately by any partial withdrawals made after the date of the greatest anniversary value; or
     (c) the sum of the next purchase payments, reduced proportionately by any partial withdrawals.

If the enhanced credit rider has also been elected, any enhanced credits that were credited within the last 12 months prior to the date of your death will be deducted from the basic value death benefit under (a) and (b) above.

If you (all owners in the case of joint owners) had not attained age 66 on the policy's date of issue, the earnings death benefit equals 40% of the result of:

     (a)  the basic value death benefit; less
     (b)  the earnings base;

up to a maximum of 40% of the earnings base excluding any purchase payments made in the 12 months immediately prior to the date of your death.

If you (any owner in the case of joint owners) had attained age 66 on the policy's date of issue, the earnings death benefit equals 30% of the result of:

     (a)  the basic value death benefit; less
     (b)  the earnings base;

up to a maximum of 30% of the earnings base excluding any purchase payments made in the 12 months immediately prior to the date of your death.

For purposes of the enhanced earnings death benefit, the anniversary value means the Accumulation Value on a Policy Anniversary. In addition, earnings base means the sum of all net purchase payments, less any partial withdrawal(s) in excess of the Policy's investment gains. Withdrawals are assumed to be taken first from the Policy's investment gains as of the date of withdrawal and then from net purchase payments. Special rules apply if the Policy continues pursuant to the spousal continuation provision described below. Please refer to the enhanced earnings death benefit rider for details.

If your death results from accidental bodily injury sustained in a common carrier accident (as defined in the enhanced earnings death benefit rider), and you have elected the enhanced earnings death benefit, we will pay the death benefit amount multiplied by two, instead of the amount that would otherwise be payable.

If you die and the beneficiary is your spouse, the Policy to which the enhanced earnings death benefit rider is attached may be continued with your spouse as the owner. If your spouse continues the policy and has not yet attained age 76 on the date of your death, the enhanced earnings death benefit rider may also be continued. Please refer to the enhanced earnings death benefit rider for details.

The enhanced earnings death benefit rider terminates on the earliest of the following:

     (a) the date of an ownership or primary annuitant change, except as described in the spousal continuation provision;
     (b)  the Annuity Starting Date;
     (c)  the date we receive your written request to terminate the rider; or
     (d)  the date the Policy terminates.


Beneficiary

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

IRS Required Distribution

     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

-------------------------
FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

[_]  TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural
     -----------------------------------------------------------------------
persons.
-------

..    Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy. The tax consequences of an Interest Adjustment are unclear and a tax adviser should be consulted before taking a withdrawal from the 5-Year Fixed Account or the 8-Year Fixed Account if an Interest Adjustment would apply.

..    Penalty Tax on Certain Withdrawals. In the case of a distribution from a
Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  -  made on or after the taxpayer reaches age 591/2;

  -  made on or after an Owner's death;

  -  attributable to the taxpayer's becoming disabled; or

  - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

..    Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

..    Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

..    Taxation of Death Benefit Proceeds. Amounts may be distributed from the
Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

..    Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

.. Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

.. Multiple Policies. All Nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

.. Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

[_] TAXATION OF QUALIFIED POLICIES

   The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.


.. Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit rider or the enhanced earnings death benefit rider to the Policy comports with IRA qualification requirements.

.. Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

.. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes an optional enhanced death benefit and an optional enhanced earnings death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value (and is not available to non-person Owners). The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the enhanced death benefit or the enhanced earnings death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

.. Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes an optional enhanced death benefit and an option enhanced earnings death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the enhanced death benefit or the enhanced earnings death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

.. Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

   Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

[_] POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

   We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

-----------------------------------------------------------
MISCELLANEOUS

[_]  DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to distributors may be up to 8% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the Expenses section of the Prospectus.

[_]  SALES TO EMPLOYEES

     Certain distribution costs and other fees may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

[_]  VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

[_]  DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

[_]  LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.

                             DO YOU HAVE QUESTIONS?

                                  If you have questions about your Policy or
                             this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: UNITED OF OMAHA, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.

STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public
 -------------------
Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:

                   Contents                      Page(s)
----------------------------------------------------------
The Policy - General Provisions
     Owner and Joint Owner                          1
     Entire Contract                                1
     Deferment of Payment and Transfers             1
     Incontestability                               1
     Misstatement of Age or Sex                     1
     Nonparticipating                               1
     Assignment                                    1-2
     Evidence of Age or Survival                    2
----------------------------------------------------------
Federal Tax Matters
     Tax Status of the Policy                       2
     Taxation of United of Omaha                    3
----------------------------------------------------------
State Regulation of United of Omaha
Administration                                      3
Records and Reports                                 3
Distribution of the Policies                        3
Custody of Assets                                   3
----------------------------------------------------------
Historical Performance Data
     Money Market Yields                            4
     Other Subaccount Yields                       4-5
     Average Annual Total Returns                  5-13
     Other Performance Information                 14
----------------------------------------------------------
Other Information                                  14
----------------------------------------------------------
Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                         ULTRA-REWARDS VARIABLE ANNUITY
                         ==============================

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

       Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY ("we, us, our")

                              Mutual of Omaha Plaza
                              Omaha, Nebraska 68175

     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultra-Rewards Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2002 by calling 1-800-238-9354 or by writing to us at: United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Terms used in the current Prospectus for the Policy have the same meaning in this Statement.

         This Statement of Additional Information is not a prospectus.
You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.

Dated: February 22, 2002

                          Contents                               Page(s)
      --------------------------------------------------------------------

      THE POLICY - GENERAL PROVISIONS
           Owner and Joint Owner                                     1
           Entire Contract                                           1
           Deferment of Payment and Transfers                        1
           Incontestability                                          1
           Misstatement of Age or Sex                                1
           Nonparticipating                                          1
           Assignment                                              1-2
           Evidence of Age or Survival                               2
      --------------------------------------------------------------------
      FEDERAL TAX MATTERS
           Tax Status of the Policy                                  2
           Taxation of United of Omaha                               3
      --------------------------------------------------------------------
      STATE REGULATION OF UNITED OF OMAHA
           Administration                                            3
           Records and Reports                                       3
           Distribution of the Policies                              3
           Custody of Assets                                         3
      --------------------------------------------------------------------
      HISTORICAL PERFORMANCE DATA
           Money Market Yields                                       4
           Other Subaccount Yields                                 4-5
           Average Annual Total Returns                           5-13
           Other Performance Information                            14
      --------------------------------------------------------------------
      OTHER INFORMATION                                             14
      --------------------------------------------------------------------
      FINANCIAL STATEMENTS                                          14

     The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS
                         -------------------------------

Owner and Joint Owner
---------------------

     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Entire Contract
---------------

     The entire contract is the Policy, as well as the data page and any riders to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

Deferment of Payment and Transfers
----------------------------------

     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into a Fixed Account if:

     (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
     (b)  trading on the New York Stock Exchange is restricted;
     (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
     (d) the Securities Exchange Commission permits delay for the protection of security holders.

     The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.

     We may defer transfers, payment of partial withdrawals or a surrender from a Fixed Account for up to six months from the date we receive Written Notice.

     We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and a Fixed Account until all of your purchase payment checks have been honored by your bank.

Incontestability
----------------

     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its Issue.

Misstatement of Age or Sex
--------------------------

     We may require proof of the Annuitant's age before making any annuity payment provided for by the Policy.

     If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.

     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

Nonparticipating
----------------

     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

Assignment
----------

     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. The rights of any payee will be subject to a collateral assignment.

     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

Evidence of Age or Survival
---------------------------

     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                               FEDERAL TAX MATTERS
                               -------------------

Tax Status of the Policy
------------------------

     Diversification Requirements. Section 817(h) of the Internal Revenue Code
     ----------------------------
(the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury Department regulations issued under Section 817(h) (Treas. Reg. (S) 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury Department regulations.

     Owner Control. In certain circumstances, owners of variable annuity
     -------------
contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.

     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the Owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

     Distribution Requirements. The Code also requires that nonqualified
     -------------------------
policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfies all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of United of Omaha
---------------------------

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF UNITED OF OMAHA
                       -----------------------------------

     We are subject to Nebraska law and to regulation by the Nebraska Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Nebraska Department of Insurance includes periodic examinations to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Nebraska Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION
                                 --------------

     We perform all administration for your Policy.

                               RECORDS AND REPORTS
                               -------------------

     All records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES
                          ----------------------------

     The Policies are offered to the public through agents and brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.

     Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 8% of Purchase Payments. For the fiscal year ended December 31, 2001, we paid $[ ] in total compensation to MOIS; of this amount MOIS retained $[ ] as concessions for its services as principal underwriter and for distribution concessions, with the remaining amounts paid to other broker-dealers.

     Certain distribution costs may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

                                CUSTODY OF ASSETS
                                -----------------

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                           HISTORICAL PERFORMANCE DATA
                           ---------------------------

     From time to time, we may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yields and total returns for any given past period are not an indication or representation of future yields or rates of return. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the portfolio and its operating expenses.

     Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective portfolios. In addition, the yield figures will not reflect any withdrawal charge. The calculations of yields, total returns, and other performance data will not reflect the effect of any premium tax charge that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3.5% of purchase payments based on the state in which the Policy is sold. For the class of Policies issued with the Enhanced Earnings Death Benefit Rider, the Enhanced Earnings Death Benefit charge is included.

Money Market Yields
-------------------

     From time to time, advertisements and sales literature may quote the current annualized yield of the money market Subaccount (Federated Prime Money Fund II Portfolio) for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. As of 12/31/01, this current annualized yield is [ ].

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the money market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the annual Policy fee; (2) the administrative expense charge; and (3) the mortality and expense risk charge. The $40 annual Policy fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $40,000. Yield figures will not reflect withdrawal charges.

     Because of the charges and deductions imposed under the Policy, the yield for the money market Subaccount will be lower than the yield for the money market portfolio.

     The Securities and Exchange Commission also permits United of Omaha to disclose the effective yield of the money market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The current and effective yields on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market portfolio, the types of quality of portfolio securities held by the money market portfolio and the money market portfolio's operating expenses. Yields figures do not reflect the effect of any withdrawal charge that may be applicable to a Policy. For the class of Policies issued with the Enhanced Earnings Death Benefit Rider, the Enhanced Earnings Death Benefit charge is included.

Other Subaccount Yields
-----------------------

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the money market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: (a) dividing the net investment income of the portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include: (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $40 annual Policy fee is reflected as an annual 0.10% charged daily in the yield calculation, based on an average Accumulation Value of $40,000. For the class of Policies issued with the Enhanced Earnings Death Benefit Rider, the Enhanced Earnings Death Benefit charge is included. The 30-day or one-month yield is calculated according to the following formula:

                          Yield = [2 {a-b + 1}/6/ - 1]
                                      ---
                                [     cd    ]

     Where:

          a =      -- net income of the portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation
                      Units.
          b =      -- expenses of the Subaccount for the 30-day or one-month
                      period.
          c =      -- the average number of Accumulation Units outstanding.
          d =      -- the Accumulation Unit value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund portfolio.

     Yield calculations do not take into account the withdrawal charge under the Policy (a maximum of 8% of the amount surrendered or withdrawn).

Average Annual Total Returns
----------------------------

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

     When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, we will always include quotes of average annual total return for the period measured from the date the Policies were first offered for sale. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Average annual total returns represent the average annual compounded rates of return that would equate to an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which we calculate at the end of each Valuation Period based on the performance of the Subaccount's underlying portfolio, the deductions for (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $40 annual Policy fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $40,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. Standard total returns will therefore reflect a deduction of any applicable withdrawal charge. For the class of Policies issued with the Enhanced Earnings Death Benefit Rider, the Enhanced Earnings Death Benefit charge is included. The total return will then be calculated according to the following formula:

                                 P(1+TR)/n/= ERV

     Where:

          P =      -- a hypothetical initial purchase payment of $1,000.
          TR =     -- the average annual total return.
          ERV =    -- the ending redeemable value (net of any applicable
                      withdrawal charge) of the hypothetical account at the end of the period.
          n =      -- the number of years in the period.


Performance Data. Effective yields and total returns for the Subaccounts are
----------------
based on the investment performance of the corresponding portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the prospectuses for the Series Funds.

     The yield of a Subaccount (except the money market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     Such average annual total return information for the Subaccounts of Policies is as follows:

                =============================================================     ============= ===============
                                         SUBACCOUNT
                                AVERAGE ANNUAL TOTAL RETURN
                               (reflects Withdrawal Charges)                         1 Year          From
                               Subaccount (date of inception)                        Ended        Inception
                  (Policy issued without Enhanced Earnings Death Benefit)           12/31/01     To 12/31/01
                                 -------
                -------------------------------------------------------------     ------------- ---------------
                Alger American Growth  (8/28/01)
                Alger American Small Capitalization  (8/28/01)
                Deutsche VIT EAFE(R)Equity Index Fund (8/28/01)
                Deutsche VIT Small Cap Index (8/28/01)
                Federated Fund for U.S. Govt. Securities II (8/28/01)
                Federated Prime Money Fund II (8/28/01)
                Fidelity VIP II Asset Manager: Growth  (8/28/01)
                Fidelity VIP II Contrafund (8/28/01)
                Fidelity VIP Equity Income (8/28/01)
                Fidelity VIP II Index 500 (8/28/01)
                MFS Capital Opportunities Series (8/28/01)
                MFS Emerging Growth Series (8/28/01)
                MFS High Income Series (8/28/01)
                MFS Research Series (8/28/01)
                MFS Strategic Income Series (8/28/01)
                Pioneer Equity-Income VCT (8/28/01)
                Pioneer Fund VCT (8/28/01)
                Pioneer Growth Shares VCT (8/28/01)
                Pioneer Mid-Cap Value VCT (8/28/01)
                Pioneer Real Estate Growth VCT (8/28/01)
                Scudder Global Discovery (8/28/01)
                Scudder Growth and Income (8/28/01)
                Scudder International (8/28/01)
                T. Rowe Price Equity Income (8/28/01)
                T. Rowe Price International Stock (8/28/01)
                T. Rowe Price Limited-Term Bond (8/28/01)
                T. Rowe Price New America Growth (8/28/01)
                T. Rowe Price Personal Strategy Balanced (8/28/01)
                Van Kampen UIF Emerging Markets Equity (8/28/01)
                Van Kampen UIF Fixed Income (8/28/01)
                Van Kampen UIF Technology (8/28/01)
                =============================================================     ============= ===============

                =============================================================     ============= ===============
                                         SUBACCOUNT
                                AVERAGE ANNUAL TOTAL RETURN
                               (reflects Withdrawal Charges)                         1 Year          From
                               Subaccount (date of inception)                        Ended        Inception
                  (Policy issued with Enhanced Earnings Death Benefit)           12/31/01     To 12/31/01
                                 ----
                -------------------------------------------------------------     ------------- ---------------
                  Alger American Growth  (8/28/01)
                  Alger American Small Capitalization  (8/28/01)
                  Deutsche VIT EAFE(R)Equity Index Fund (8/28/01)
                  Deutsche VIT Small Cap Index (8/28/01)
                  Federated Fund for U.S. Govt. Securities II (8/28/01)
                  Federated Prime Money Fund II (8/28/01)
                  Fidelity VIP II Asset Manager: Growth  (8/28/01)
                  Fidelity VIP II Contrafund (8/28/01)
                  Fidelity VIP Equity Income (8/28/01)
                  Fidelity VIP II Index 500 (8/28/01)
                  MFS Capital Opportunities Series (8/28/01)
                  MFS Emerging Growth Series (8/28/01)
                  MFS High Income Series (8/28/01)
                  MFS Research Series (8/28/01)
                  MFS Strategic Income Series (8/28/01)
                  Pioneer Equity-Income VCT (8/28/01)
                  Pioneer Fund VCT (8/28/01)
                  Pioneer Growth Shares VCT (8/28/01)
                  Pioneer Mid-Cap Value VCT (8/28/01)
                  Pioneer Real Estate Growth VCT (8/28/01)
                  Scudder Global Discovery (8/28/01)
                  Scudder Growth and Income (8/28/01)
                  Scudder International (8/28/01)
                  T. Rowe Price Equity Income (8/28/01)
                  T. Rowe Price International Stock (8/28/01)
                  T. Rowe Price Limited-Term Bond (8/28/01)
                  T. Rowe Price New America Growth (8/28/01)
                  T. Rowe Price Personal Strategy Balanced (8/28/01)
                  Van Kampen UIF Emerging Markets Equity (8/28/01)
                  Van Kampen UIF Fixed Income (8/28/01)
                  Van Kampen UIF Technology (8/28/01)
                ===========================================================      ============= ===============

Non-Standardized Performance Data. In addition to the version described above,
=================================
total return performance information computed on different non-standard bases may be used in advertisements. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include a withdrawal charge. Such non-standardized average annual total return information for the Subaccounts of Policies is as follows:

                  =========================================================== ============= ===============
                                 SUBACCOUNT NON-STANDARDIZED
                                 AVERAGE ANNUAL TOTAL RETURN                      1 Year     From Inception
                            (does not reflect withdrawal charges)                 Ended
                                Subaccount (date of inception)                   12/31/01     To 12/31/01
                   (Policy issued without Enhanced Earnings Death Benefit)
                                  -------
                  ----------------------------------------------------------- ------------- ---------------
                  Alger American Growth  (8/28/01)
                  Alger American Small Capitalization  (8/28/01)
                  Deutsche VIT EAFE(R)Equity Index Fund (8/28/01)
                  Deutsche VIT Small Cap Index (8/28/01)
                  Federated Fund for U.S. Govt. Securities II (8/28/01)
                  Federated Prime Money Fund II (8/28/01)
                  Fidelity VIP II Asset Manager: Growth  (8/28/01)
                  Fidelity VIP II Contrafund (8/28/01)
                  Fidelity VIP Equity Income (8/28/01)
                  Fidelity VIP II Index 500 (8/28/01)
                  MFS Capital Opportunities Series (8/28/01)
                  MFS Emerging Growth Series (8/28/01)
                  MFS High Income Series (8/28/01)
                  MFS Research Series (8/28/01)
                  MFS Strategic Income Series (8/28/01)
                  Pioneer Equity-Income VCT (8/28/01)
                  Pioneer Fund VCT (8/28/01)
                  Pioneer Growth Shares VCT (8/28/01)
                  Pioneer Mid-Cap Value VCT (8/28/01)
                  Pioneer Real Estate Growth VCT (8/28/01)
                  Scudder Global Discovery (8/28/01)
                  Scudder Growth and Income (8/28/01)
                  Scudder International (8/28/01)
                  T. Rowe Price Equity Income (8/28/01)
                  T. Rowe Price International Stock (8/28/01)
                  T. Rowe Price Limited-Term Bond (8/28/01)
                  T. Rowe Price New America Growth (8/28/01)
                  T. Rowe Price Personal Strategy Balanced (8/28/01)
                  Van Kampen UIF Emerging Markets Equity (8/28/01)
                  Van Kampen UIF Fixed Income (8/28/01)
                  Van Kampen UIF Technology (8/28/01)
                  =========================================================== ============= ===============

                  =========================================================== ============= ===============
                                 SUBACCOUNT NON-STANDARDIZED
                                 AVERAGE ANNUAL TOTAL RETURN                     1 Year     From Inception
                            (does not reflect withdrawal charges)                Ended
                                Subaccount (date of inception)                  12/31/00     To 12/31/00
                     (Policy issued with Enhanced Earnings Death Benefit)
                                    ----
                  ----------------------------------------------------------- ------------- ---------------
                  Alger American Growth  (8/28/01)
                  Alger American Small Capitalization  (8/28/01)
                  Deutsche VIT EAFE(R)Equity Index Fund (8/28/01)
                  Deutsche VIT Small Cap Index (8/28/01)
                  Federated Fund for U.S. Govt. Securities II (8/28/01)
                  Federated Prime Money Fund II (8/28/01)
                  Fidelity VIP II Asset Manager: Growth  (8/28/01)
                  Fidelity VIP II Contrafund (8/28/01)
                  Fidelity VIP Equity Income (8/28/01)
                  Fidelity VIP II Index 500 (8/28/01)
                  MFS Capital Opportunities Series (8/28/01)
                  MFS Emerging Growth Series (8/28/01)
                  MFS High Income Series (8/28/01)
                  MFS Research Series (8/28/01)
                  MFS Strategic Income Series (8/28/01)
                  Pioneer Equity-Income VCT (8/28/01)
                  Pioneer Fund VCT (8/28/01)
                  Pioneer Growth Shares VCT (8/28/01)
                  Pioneer Mid-Cap Value VCT (8/28/01)
                  Pioneer Real Estate Growth VCT (8/28/01)
                  Scudder Global Discovery (8/28/01)
                  Scudder Growth and Income (8/28/01)
                  Scudder International (8/28/01)
                  T. Rowe Price Equity Income (8/28/01)
                  T. Rowe Price International Stock (8/28/01)
                  T. Rowe Price Limited-Term Bond (8/28/01)
                  T. Rowe Price New America Growth (8/28/01)
                  T. Rowe Price Personal Strategy Balanced (8/28/01)
                  Van Kampen UIF Emerging Markets Equity (8/28/01)
                  Van Kampen UIF Fixed Income (8/28/01)
                  Van Kampen UIF Technology (8/28/01)
                  =========================================================== ============= ===============

In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Policies funded by the Subaccounts.

The figures above are an indication of past, but not future, performance of the
-------------------------------------------------------------------------------
applicable Subaccounts available under the Policy.
-------------------------------------------------

Adjusted Historical Performance Data. We may, from time to time, also disclose
====================================
yield, standard total returns, and non-standard total returns for the Portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund Portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such standardized but "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:


      ========================================================== ============= ============= ============= =============
                             SUBACCOUNT
                        "ADJUSTED HISTORICAL"
                  AVERAGE ANNUAL TOTAL RETURN TABLE                 1 Year       5 Years       10 Years       Since
                (reflects withdrawal charges)                         Ended         Ended         Ended       Inception
      Subaccount (date of inception of corresponding Portfolio)    12/31/01      12/31/01      12/31/01    to 12/31/01
       (Policy issued without Enhanced Earnings Death Benefit)
                      -------
      ---------------------------------------------------------- ------------- ------------- ------------- -------------
      Alger American Growth (1/9/89)
      Alger American Small Capitalization (9/21/88)
      Deutsche VIT EAFE(R)Equity Index Fund (8/22/97)
      Deutsche VIT Small Cap Index Fund (8/22/97)
      Federated Fund for U.S. Govt. Securities II (3/28/94)
      Federated Prime Money Fund II (11/21/94)
      Fidelity VIP II Asset Manager: Growth (1/3/95)
      Fidelity VIP II Contrafund (1/3/95)
      Fidelity VIP Equity Income (10/9/86)
      Fidelity VIP II Index 500 (8/27/92)
      MFS Capital Opportunities Series (8/14/96)
      MFS Emerging Growth Series (7/24/95)
      MFS High Income Series (7/26/95)
      MFS Research Series (7/26/95)
      MFS Strategic Income Series (6/14/95)
      Pioneer Equity-Income VCT (3/1/95)
      Pioneer Fund VCT (10/31/97)
      Pioneer Growth Shares VCT (10/31/97)
      Pioneer Mid-Cap Value Fund VCT (3/1/95)
      Pioneer Real Estate Growth VCT (3/1/95)
      Scudder Global Discovery (5/2/97)
      Scudder Growth and Income (5/1/97)
      Scudder International (5/1/87)
      T. Rowe Price Equity Income (3/31/94)
      T. Rowe Price International Stock (3/31/94)
      T. Rowe Price Limited-Term Bond (5/13/94)
      T. Rowe Price New America Growth (3/31/94)
      T. Rowe Price Personal Strategy Balanced (12/31/94)
      Van Kampen UIF Emerging Markets Equity (10/1/96)
      Van Kampen UIF Fixed Income (1/2/97)
      Van Kampen UIF Technology (11/30/99)
      ========================================================== ============= ============= ============= =============

      ========================================================== ============= ============= ============= =============
                              SUBACCOUNT
                        "ADJUSTED HISTORICAL"
                  AVERAGE ANNUAL TOTAL RETURN TABLE                 1 Year       5 Years       10 Years       Since
                     (reflects withdrawal charges)                   Ended         Ended         Ended       Inception
      Subaccount (date of inception of corresponding Portfolio)    12/31/01      12/31/01      12/31/01    to 12/31/01
       (Policy issued with Enhanced Earnings Death Benefit)
                      ----
      ---------------------------------------------------------- ------------- ------------- ------------- -------------
      Alger American Growth (1/9/89)
      Alger American Small Capitalization (9/21/88)
      Deutsche VIT EAFE(R)Equity Index Fund (8/22/97)
      Deutsche VIT Small Cap Index Fund (8/22/97)
      Federated Fund for U.S. Govt. Securities II (3/28/94)
      Federated Prime Money Fund II (11/21/94)
      Fidelity VIP II Asset Manager: Growth (1/3/95)
      Fidelity VIP II Contrafund (1/3/95)
      Fidelity VIP Equity Income (10/9/86)
      Fidelity VIP II Index 500 (8/27/92)
      MFS Capital Opportunities Series (8/14/96)
      MFS Emerging Growth Series (7/24/95)
      MFS High Income Series (7/26/95)
      MFS Research Series (7/26/95)
      MFS Strategic Income Series (6/14/95)
      Pioneer Equity-Income VCT (3/1/95)
      Pioneer Fund VCT (10/31/97)
      Pioneer Growth Shares VCT (10/31/97)
      Pioneer Mid-Cap Value Fund VCT (3/1/95)
      Pioneer Real Estate Growth VCT (3/1/95)
      Scudder Global Discovery (5/2/97)
      Scudder Growth and Income (5/1/97)
      Scudder International (5/1/87)
      T. Rowe Price Equity Income (3/31/94)
      T. Rowe Price International Stock (3/31/94)
      T. Rowe Price Limited-Term Bond (5/13/94)
      T. Rowe Price New America Growth (3/31/94)
      T. Rowe Price Personal Strategy Balanced (12/31/94)
      Van Kampen UIF Emerging Markets Equity (10/1/96)
      Van Kampen UIF Fixed Income (1/2/97)
      Van Kampen UIF Technology (11/30/99)
      ========================================================== ============= ============= ============= =============

Non-standardized (i.e., assuming no withdrawal charge) but adjusted historical average annual total return information for the Subaccounts is as follows:

      ========================================================== ============= ============= ============= =============
                     SUBACCOUNT NON-STANDARDIZED
                        "ADJUSTED HISTORICAL"
                  AVERAGE ANNUAL TOTAL RETURN TABLE                 1 Year       5 Years       10 Years       Since
                (Does not reflect Surrender Charges)                Ended         Ended         Ended       Inception
      Subaccount (date of inception of corresponding Portfolio)    12/31/01      12/31/01      12/31/01    to 12/31/01
       (Policy issued without Enhanced Earnings Death Benefit)
                      -------
      ---------------------------------------------------------- ------------- ------------- ------------- -------------
      Alger American Growth (1/9/89)
      Alger American Small Capitalization (9/21/88)
      Deutsche VIT EAFE(R)Equity Index Fund (8/22/97)
      Deutsche VIT Small Cap Index Fund (8/22/97)
      Federated Fund for U.S. Govt. Securities II (3/28/94)
      Federated Prime Money Fund II (11/21/94)
      Fidelity VIP II Asset Manager: Growth (1/3/95)
      Fidelity VIP II Contrafund (1/3/95)
      Fidelity VIP Equity Income (10/9/86)
      Fidelity VIP II Index 500 (8/27/92)
      MFS Capital Opportunities Series (8/14/96)
      MFS Emerging Growth Series (7/24/95)
      MFS High Income Series (7/26/95)
      MFS Research Series (7/26/95)
      MFS Strategic Income Series (6/14/95)
      Pioneer Equity-Income VCT (3/1/95)
      Pioneer Fund VCT (10/31/97)
      Pioneer Growth Shares VCT (10/31/97)
      Pioneer Mid-Cap Value Fund VCT (3/1/95)
      Pioneer Real Estate Growth VCT (3/1/95)
      Scudder Global Discovery (5/2/97)
      Scudder Growth and Income (5/1/97)
      Scudder International (5/1/87)
      T. Rowe Price Equity Income (3/31/94)
      T. Rowe Price International Stock (3/31/94)
      T. Rowe Price Limited-Term Bond (5/13/94)
      T. Rowe Price New America Growth (3/31/94)
      T. Rowe Price Personal Strategy Balanced (12/31/94)
      Van Kampen UIF Emerging Markets Equity (10/1/96)
      Van Kampen UIF Fixed Income (1/2/97)
      Van Kampen UIF Technology (11/30/99)
      ========================================================== ============= ============= ============= =============

      ========================================================== ============= ============= ============= =============
                     SUBACCOUNT NON-STANDARDIZED
                        "ADJUSTED HISTORICAL"
                  AVERAGE ANNUAL TOTAL RETURN TABLE                 1 Year       5 Years       10 Years       Since
                (Does not reflect Surrender Charges)                Ended         Ended         Ended       Inception
      Subaccount (date of inception of corresponding Portfolio)    12/31/01      12/31/01      12/31/01    to 12/31/01
       (Policy issued with Enhanced Earnings Death Benefit)
                      ----
      ---------------------------------------------------------- ------------- ------------- ------------- -------------
      Alger American Growth (1/9/89)
      Alger American Small Capitalization (9/21/88)
      Deutsche VIT EAFE(R)Equity Index Fund (8/22/97)
      Deutsche VIT Small Cap Index Fund (8/22/97)
      Federated Fund for U.S. Govt. Securities II (3/28/94)
      Federated Prime Money Fund II (11/21/94)
      Fidelity VIP II Asset Manager: Growth (1/3/95)
      Fidelity VIP II Contrafund (1/3/95)
      Fidelity VIP Equity Income (10/9/86)
      Fidelity VIP II Index 500 (8/27/92)
      MFS Capital Opportunities Series (8/14/96)
      MFS Emerging Growth Series (7/24/95)
      MFS High Income Series (7/26/95)
      MFS Research Series (7/26/95)
      MFS Strategic Income Series (6/14/95)
      Pioneer Equity-Income VCT (3/1/95)
      Pioneer Fund VCT (10/31/97)
      Pioneer Growth Shares VCT (10/31/97)
      Pioneer Mid-Cap Value Fund VCT (3/1/95)
      Pioneer Real Estate Growth VCT (3/1/95)
      Scudder Global Discovery (5/2/97)
      Scudder Growth and Income (5/1/97)
      Scudder International (5/1/87)
      T. Rowe Price Equity Income (3/31/94)
      T. Rowe Price International Stock (3/31/94)
      T. Rowe Price Limited-Term Bond (5/13/94)
      T. Rowe Price New America Growth (3/31/94)
      T. Rowe Price Personal Strategy Balanced (12/31/94)
      Van Kampen UIF Emerging Markets Equity (10/1/96)
      Van Kampen UIF Fixed Income (1/2/97)
      Van Kampen UIF Technology (11/30/99)
      ========================================================== ============= ============= ============= =============

The figures above are not an indication of present, past, or future performance
-------------------------------------------------------------------------------
of the applicable Subaccounts or of the actual portfolios available under the
-----------------------------------------------------------------------------
Policy.
------

We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                                CTR = (ERV/P) - 1

     Where:

          CTR = The cumulative total return net of Subaccount recurring charges for the period.

          ERV = The ending redeemable value of the hypothetical investment at the end of the period.

          P   = A hypothetical initial purchase payment of $1,000.

Other Performance Information
=============================

     The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.

Across the Board         Consumer Reports             Insurance Week
Advertising Age          Economist                    Journal of Accountancy
American Banker          Financial Planning           Journal of the American
Barron's                 Financial World                Society of CLU & ChFC
Best's Review            Forbes                       Journal of Commerce
Broker World             Fortune, Inc.                Life Association News
Business Insurance       Institutional Investor       Life Insurance Selling
Business Month           Insurance Forum              Manager's Magazine
Business Week            Insurance Sales              Market Facts
Changing Times                                        Money

                                OTHER INFORMATION
                                =================

     A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

                              FINANCIAL STATEMENTS
                              ====================

     This Statement of Additional Information contains financial statements for United of Omaha Separate Account C as of December 31, 2001 and for the years ended December 31, 2001 and 2000 which have been audited by Deloitte & Touche, LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

     The Financial Statements of United of Omaha Life Insurance Company as of December 31, 2001 and 2000, and for the years ended December 31, 1999, 2000 and 2001 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on the ability of United of Omaha to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account. The primary business address of Deloitte & Touche, LLP is 2000 First National Center, Omaha, Nebraska 68102.

FINANCIAL STATEMENTS:




TO BE FILED BY A POST-EFFECTIVE AMENDMENT FILED BEFORE THE EFFECTIVE DATE OF THIS AMENDED REGISTRATION

PART C           OTHER INFORMATION

Item 24.         Financial Statements and Exhibits

        (a)      Financial Statements

                 All required financial statements are included in Part B of this Registration Statement.

        (b)      Exhibits:  The following exhibits are filed herewith:

Exhibit No.               Description of Exhibit
-----------               ----------------------

(1)     (a)                Resolution of the Board of Directors of United of
                           Omaha Life Insurance Company establishing the
                           Variable Account.*

(2)                        Not applicable.

(3)     (a)                Principal Underwriter Agreement  by and between
                           United of Omaha Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc.*

                           Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer.*

(4)     (a)                Form of Policy for the ULTRA-REWARDS variable annuity
                           Policy.******

                           Enhanced Death Benefit Rider to the Policy.****

                           Enhanced Credit Rider for the Policy.******

                           Withdrawal Charge Waiver Rider to the Policy.****

                           Enhanced Earnings Death Benefit Rider to the Policy.

(5)                        Form of Application to the Policy.****

(6)     (a)                Articles of Incorporation of United of Omaha Life
                           Insurance Company.*

                           Bylaws of United of Omaha Life Insurance Company.****

(7)                        Not applicable.

(8)     (a)      (1)       Participation Agreement among The Alger American
                           Fund, Fred Alger Management, Inc. and United of Omaha
                           Life Insurance Company.*

                           Amendment No. 1 to the Participation Agreement among Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.****

                           Amendment No. 2 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.****

        (b)      (1)       Fund Participation Agreement among United of Omaha
                           Life Insurance Company, Insurance Management Series and Federated Securities Corp.*

                 (2) Amendment No. 1 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.****

                  (3) Amendment No. 2 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.****

         (c)      (1)      Participation Agreement among Variable Insurance
                           Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*

                  (2) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

                  (3) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

                  (4) Amendment No. 4 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

                  (5) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

                  (6) Amendment No. 1 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

                  (7) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (d)      (1)      Participation Agreement among MFS Variable Insurance
                           Trust, United of Omaha Life Insurance Company and
                           Massachusetts Financial Services Company.****

                  (2) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company.****

                  (3) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and United of Omaha Life Insurance Company.****

                  (4) Amendment No. 3 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and United of Omaha Life Insurance Company.****

         (e)      (1)      Participation Agreement among Pioneer Variable
                           Contracts Trust, Pioneer Funds Distributor, Inc. and
                           United of Omaha Life Insurance Company.****

                  (2) Amendment No. 1 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

                  (3) Amendment No. 2 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

         (f)      (1)      Participation Agreement by and between Scudder
                           Variable Life Investment Fund and United of Omaha
                           Life Insurance Company.*

                  (2) First Amendment to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund.****

         (g)      (1)      Participation Agreement among T. Rowe Price
                           International  Series, T. Rowe Price Equity Series,
                           T. Rowe Price Fixed Income Series, T. Rowe Price
                           Investment Services, Inc. and United of Omaha Life
                           Insurance Company.*

                  (2) Amended Schedule A effective May 31, 1995 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series,
                           T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

                   (3) Amended Schedule A effective May 1, 1997 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

                   (4) Amended Schedule A effective August 6, 1999 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

         (h) Participation Agreement among Morgan Stanley Universal Funds, Inc, Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, LLP, and United of Omaha Life Insurance Company.**

         (i) Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.***

9.                         Opinion and Consent of Counsel.#

10.                        Consents of Independent Auditors.#

11.                        Not applicable.

12.                        Not applicable.

13.                        Schedules of Computation of Performance Data.#

14.                        Powers of Attorney.*****

* Incorporated by reference to Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

**      Incorporated by reference by Registration Statement for United of Omaha
Separate Account C filed on April 16, 1998 (File No. 33-89848).

***     Incorporated by reference to the Registration Statement for United of
Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

****    Incorporated by reference to the Registration Statement for United of
Omaha Separate Account C filed on January 22, 2001 (File No. 333-54112).

*****   Incorporated by reference to the Registration Statement for United of
Omaha Separate Account C filed on April 20, 2001 (File No. 333-54112).

****** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on August 20, 2001 (File No. 333-54112).

# To be filed by a post-effective amendment filed before the effective date of this Amended Registration Statement.

Item 25.    Directors and Officers of the Depositor

Our Directors and Senior Officers are:


     Directors*
     ----------
     David Baris               Managing Partner, Kennedy, Baris & Lundy, L.L.P.
     Samuel L. Foggie, Sr.     Retired Banking and Finance Industry Executive
     Carol B. Hallett          President and CEO, Air Transport Association of
                               America
     Jeffrey M. Heller         Vice Chairman, Electronic Data Systems
     Richard J. Sampson        Retired Insurance Executive of our Company
     Oscar S. Straus II        Chairman, The Daniel and Florence Guggenheim
                               Foundation
     John A. Sturgeon          President and COO of our Company
     Michael A. Wayne          Chairman, John Wayne Cancer Institute and John
                               Wayne Foundation
     John W. Weekly            Chairman of the Board and CEO of our Company


     Senior Officers*
     ----------------
     John W. Weekly            Chairman of the Board and Chief Executive Officer
     John A. Sturgeon          President and Chief Operating Officer
     Cecil D. Bykerk           Executive Vice President and Chief Actuary
     Richard L. Frederick      Executive Vice President (Human Resources)
     James L. Hanson           Executive Vice President (Information Services)
     Randall C. Horn           Executive Vice President (Individual Financial
                               Services)
     M. Jane Huerter           Executive Vice President and Corporate Secretary
                               (Corporate Services)
     William C. Mattox         Executive Vice President (Federal Legislative
                               Affairs)
     Thomas J. McCusker        Executive Vice President and General Counsel
     Daniel P. Neary           Executive Vice President (Group Benefit Services)
     Tommie D. Thompson        Executive Vice President, Treasurer and
                               Comptroller
     Richard A. Witt           Executive Vice President and Chief Investment
                               Officer

         *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Name of Corporation (where organized)*                                 Type of Corporation
--------------------------------------                                 -------------------
Mutual of Omaha Insurance Company (NE)                                 Accident & Health Insurance
         Fulcrum Growth Partners, L.L.C.                               Investment activities
                  BalCo Holdings, LLC                                  Investment activities
         KFS Corporation (NE)                                          Holding Corporation
                  Kirkpatrick, Pettis, Smith, Polian Inc. (NE)         Registered broker-dealer &
                                                                       investment advisor
                  KPM Investment Management, Inc. (NE)                 Investment advisor
                  Kirkpatrick Pettis Trust Company (NE)                Trust company
Mutual of Omaha Health Plans, Inc. (NE)                                Holding corporation
         Exclusive Healthcare, Inc. (NE)                               HMO
         Mutual of Omaha Health Plans of Ohio, Inc. (OH)               HMO
         Mutual of Omaha of South Dakota & Community Health
           Plus HMO, Inc. (SD)                                         HMO
Mutual of Omaha Holdings, Inc. (NE)                                    Holding corporation
         innowave incorporated (NE)                                    Markets water purification products
         Mutual of Omaha Investor Services, Inc. (NE)                  Registered securities
                                                                       Broker-Dealer
         Mutual of Omaha Marketing Corporation (NE)                    Markets insurance products
The Omaha Indemnity Company (WI)                                       Property & casualty insurance (inactive)
Omaha Property and Casualty Insurance Company (NE)                     Property & casualty insurance
         Adjustment Services, Inc. (NE)                                Claims adjusting services
United of Omaha Life Insurance Company (NE)                            Life, H&A insurance/annuities
         Companion Life Insurance Company (NY)                         Life insurance/annuities
         Mutual of Omaha Structured Settlement Company, Inc. (CT)      Structured settlements
         Mutual of Omaha Structure Settlement Company of
                                    New York, Inc. (NY)                Structured settlements
         United World Life Insurance Company (NE)                      Accident & health and life insurance

*Subsidiaries of subsidiaries are indicated by indentations.

Item 27.   Number of Policyowners

        As of December 31, 2001, there were [ ] Owners of the Policies.

Item 28.   Indemnification

         The Nebraska Business Corporation Act provides for permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

         With respect to indemnification, Article XI of United's Articles of Incorporation provides as follows:

               An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

               For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

               If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

               Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

With respect to indemnification, Article XII of United's Articles of Incorporation provides as follows:

               To the fullest extent permitted by law, the Corporation shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for (i) receipt of a financial benefit to which he or she is not entitled, (ii) an intentional infliction of harm on the corporation or its members,
         (iii) a violation of section 21-2096 of the Nebraska Business Corporation Act, or (iv) an intentional violation of criminal law; and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

                 To the fullest extent permitted by law, before final disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person of United in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    Item 29.    Principal Underwriter

     (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account C and Companion Life Separate Account B.

     (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

              NAME                      TITLE
              -------------------- ------------------------------

              John W. Weekly       Chairman, Director
              John A. Sturgeon     Director
              Richard A. Witt      President, Director
              M. Jane Huerter      Secretary and Director
              Terrance S. DeWald   Vice President, Compliance Officer, Director
              Randall C. Horn      Director
              William J. Bluvas    Vice President, Treasurer

     (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 8% of purchase payments. For the fiscal year ended December 31, 2001, United paid [ ] in total compensation to MOIS; of this amount MOIS retained [ ] as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

Item 30.   Location of Accounts and Records

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 31.   Management Services.

     All management policies are discussed in Part A or Part B of this registration statement.

Item 32.   Undertakings

      (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.

      (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.

      (d) Depositor represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United.

SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has caused this post-effective amendment no. 1 to the registration statement to be signed on its behalf, in the City of Omaha and State of Nebraska, on February 22, 2002.

                                        UNITED OF OMAHA SEPARATE ACCOUNT C

                                        UNITED OF OMAHA LIFE INSURANCE COMPANY
                                        Depositor


                                        ________________________________________
                                        By: Thomas J. McCusker

     As required by the Securities Act of 1933, this post-effective amendment no. 1 to the registration statement has been signed by the following persons on February 22, 2002 in the capacities and on the dates indicated.

Signatures                                   Title                                               Date
----------                                   -----                                               ----
by__________________________*    Chairman of the Board,                                         2/22/02
     John W. Weekly              Chief Executive Officer

by__________________________*    President, Chief Operating Officer,                            2/22/02
     John A. Sturgeon            Director

by__________________________*    Treasurer and Comptroller                                      2/22/02
     Tommie Thompson             (Principal Financial Officer and Principal Accounting Officer)

by__________________________*    Director                                                       2/22/02
     David Baris

by__________________________*    Director                                                       2/22/02
     Samuel L. Foggie, Sr.

by__________________________*    Director                                                       2/22/02
     Carol B. Hallett

by__________________________*    Director                                                       2/22/02
     Jeffrey M. Heller

by__________________________*    Director                                                       2/22/02
     Richard J. Sampson

by__________________________*    Director                                                       2/22/02
     Oscar S. Straus II

by__________________________*    Director                                                       2/22/02
     Michael A. Wayne

by__________________________*    Director                                                       2/22/02
     John W. Weekly

by__________________________*    Director                                                       2/22/02
     John A. Sturgeon

* Signed by Thomas J. McCusker under Powers of Attorney effective January 1,
2001.

--------------------------------------------------------------------------------

                           Registration No. 333-54112

--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ____________


                       UNITED OF OMAHA SEPARATE ACCOUNT C
                       ----------------------------------

                                       OF

                     UNITED OF OMAHA LIFE INSURANCE COMPANY

                                    --------
                                    EXHIBITS
                                    --------

                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 1

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 28



--------------------------------------------------------------------------------

                                February 22, 2002

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.           Description of Exhibit
-----------           ----------------------

4(a)                  Enhanced Earnings Death Benefit Rider to the Policy.